UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a)

Muzinich Dynamic Income Fund
Institutional Class | MZCIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Muzinich Dynamic Income Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/dynamic-income-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Dynamic Income Fund institutional shares produced a positive return, outperforming the ICE  BofA Global Corporate and High Yield (GI00) USD hedged on a gross basis, but underperforming on a fully net of fees basis. Over the reporting period, strong credit selection and an overweight in Emerging Market (EM) investment grade notably contributed to Fund performance, as did an overweight in US high yield assets. Fund performance benefitted from an overweight in the 1-5 years duration range, while a relative underweight in the 10+ years duration segment detracted from relative returns as long duration assets were assisted by spread tightening during the first half of the year. On a sector basis, an overweight and strong security selection in metals/mining benefitted returns, as well as superior credit selection in transportation and diversified financial services. On the flipside, a relative underweight in the healthcare sector acted as a drag on relative performance. From a ratings perspective, an overweight and strong credit selection of BBB- and BB+ rated credit bolstered Fund returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted over the 10-year period ended December 31, 2025. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Muzinich Dynamic Income Fund	PAGE 1	TSR-AR-74316P553

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	6.59	2.00	3.75
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
ICE BofA Global Corporate & High Yield Index USD Hedged	7.19	1.20	3.90
Visit https://www.muzinichusfunds.com/strategies/dynamic-income-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Transaction costs are not calculated in the returns for the ICE BofA Global Corporate & High Yield Index (USD 100% Hedged).
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$165,961,313
Number of Holdings	352
Net Advisory Fee	$545,492
Portfolio Turnover	127%
30-Day SEC Yield	4.21%
30-Day SEC Yield Unsubsidized	3.92%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	3.1%
United States Treasury Bill	2.3%
Blackrock European Clo XIII DAC	1.2%
Foundry JV Holdco LLC	0.9%
Ford Motor Credit Co. LLC	0.9%
Morgan Stanley	0.8%
SoftBank Group Corp.	0.7%
UniCredit SpA	0.7%
Amphenol Corp.	0.7%
Galaxy Pipeline Assets Bidco Ltd.	0.7%
Security Type Breakdown (% of Net Assets)*
Industry Breakdown (% of Net Assets)
*	Percentages that show 0.0% represent less than 0.05% of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/strategies/dynamic-income-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Dynamic Income Fund	PAGE 2	TSR-AR-74316P553

Muzinich Dynamic Income Fund
Supra Institutional Class | MZCSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Muzinich Dynamic Income Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/dynamic-income-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$62	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Dynamic Income Fund supra institutional shares produced a positive return, outperforming the ICE  BofA Global Corporate and High Yield (GI00) USD hedged on a gross basis, but underperforming on a fully net of fees basis. Over the reporting period, strong credit selection and an overweight in Emerging Market (EM) investment grade notably contributed to positive Fund performance, as did an overweight in US high yield assets. Fund performance benefitted from an overweight across the 1-5 years duration range, while a relative underweight in the 10+ years duration segment detracted from relative returns as long duration assets were assisted by spread tightening during the first half of the year. On a sector basis, an overweight in metals/mining and superior credit selection in transportation and diversified financial services bonds bolstered returns. On the flipside, a relative underweight in the healthcare sector acted as a drag on relative performance. From a ratings perspective, the Fund’s overweight and strong credit selection of BBB- and BB+ rated credit benefitted Fund returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $5,000,000 chart reflects a hypothetical $5,000,000 investment in the class of shares noted over the 10-year period ended December 31, 2025. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $5,000,000)
Muzinich Dynamic Income Fund	PAGE 1	TSR-AR-74316P561

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Supra Institutional Class (without sales charge)	6.74	2.07	3.82
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
ICE BofA Global Corporate & High Yield Index USD Hedged	7.19	1.20	3.90
Visit https://www.muzinichusfunds.com/strategies/dynamic-income-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Transaction costs are not calculated in the returns for the ICE BofA Global Corporate & High Yield Index (USD 100% Hedged).
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$165,961,313
Number of Holdings	352
Net Advisory Fee	$545,492
Portfolio Turnover	127%
30-Day SEC Yield	4.29%
30-Day SEC Yield Unsubsidized	4.01%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	3.1%
United States Treasury Bill	2.3%
Blackrock European Clo XIII DAC	1.2%
Foundry JV Holdco LLC	0.9%
Ford Motor Credit Co. LLC	0.9%
Morgan Stanley	0.8%
SoftBank Group Corp.	0.7%
UniCredit SpA	0.7%
Amphenol Corp.	0.7%
Galaxy Pipeline Assets Bidco Ltd.	0.7%
Security Type Breakdown (% of Net Assets)*
Industry Breakdown (% of Net Assets)
*	Percentages that show 0.0% represent less than 0.05% of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/strategies/dynamic-income-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Dynamic Income Fund	PAGE 2	TSR-AR-74316P561

Muzinich Flexible U.S. High Yield income Fund
Institutional Class | MZHIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield income Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/flexible-us-high-yield-income-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Flexible U.S. High Yield Income Fund’s institutional shares produced a positive return for the year, comfortably outperforming the ICE  BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Index (JVC4). During the reporting period, the Fund benefitted from strong security selection as well as loss avoidance across various sectors. Fund performance was driven by disciplined sector allocation and active security selection, particularly across real estate, retail, utilities, and metals/mining. Issuer detractors were limited and largely idiosyncratic within consumer products and building materials, with active management enabling timely exits as market fundamentals weakened. We remained focused on risk management, keeping overall Fund duration short and portfolio credit quality improved through a meaningful increase in BB exposure during the second half of the year. In our view, historically tight spreads and weaker metrics for lower rated credits (relative to higher quality credits), have bolstered the argument for conservative positioning. We closed the year underweight most cyclical sectors, lower rated credits, and the riskiest cohort of the market. We reduced risk in the portfolio after taking gains on positions we had tactically added earlier in the chemicals, technology, publishing, and gaming sectors. As of December 31, 2025, the five largest sectors in the Fund by weighting were real estate, diversified financial services, energy, healthcare, and technology.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted over the 7-year period ended December 31, 2025. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Muzinich Flexible U.S. High Yield income Fund	PAGE 1	TSR-AR-74316J573

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/27/2017)
Institutional Class (without sales charge)	8.27	3.40	4.52
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.89
ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index	7.82	5.02	5.05
ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD)	8.76	4.15	5.14
Visit https://www.muzinichusfunds.com/strategies/flexible-us-high-yield-income-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Transaction costs are not calculated in the returns for the ICE BofA 1-5 Year BB-B Cash Pay High Yield Constrained Total Return Index and the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$70,795,116
Number of Holdings	338
Net Advisory Fee	$88,538
Portfolio Turnover	66%
30-Day SEC Yield	5.39%
30-Day SEC Yield Unsubsidized	4.97%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of net assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.1%
EchoStar Corp.	1.4%
Rocket Software, Inc.	1.3%
Service Properties Trust	1.3%
Blackstone Mortgage Trust, Inc.	1.2%
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	1.1%
Minerals Technologies, Inc.	1.1%
Cloud Software Group, Inc.	1.0%
TransDigm, Inc.	0.9%
Owens-Brockway Glass Container, Inc.	0.9%
Security Type Breakdown (% of Net Assets)
Industry Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/strategies/flexible-us-high-yield-income-fund.
Muzinich Flexible U.S. High Yield income Fund	PAGE 2	TSR-AR-74316J573

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Flexible U.S. High Yield income Fund	PAGE 3	TSR-AR-74316J573

Muzinich Flexible U.S. High Yield income Fund
Supra Institutional Class | MZHSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield income Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/flexible-us-high-yield-income-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$60	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Flexible U.S. High Yield Income Fund’s supra institutional shares produced a positive return for the year, comfortably outperforming the ICE  BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Index (JVC4). During the reporting period, the Fund benefitted from strong security selection as well as loss avoidance across various sectors. Fund performance was driven by disciplined sector allocation and active security selection, particularly across real estate, retail, utilities, and metals/mining. Issuer detractors were limited and largely idiosyncratic within consumer products and building materials, with active management enabling timely exits as market fundamentals weakened. We remained focused on risk management, keeping overall Fund duration short and portfolio credit quality improved through a meaningful increase in BB exposure during the second half of the year. In our view, historically tight spreads and weaker metrics for lower rated credits (relative to higher quality credits), have bolstered the argument for conservative positioning. We closed the year underweight most cyclical sectors, lower rated credits, and the riskiest cohort of the market. We reduced risk in the portfolio after taking gains on positions we had tactically added earlier in the chemicals, technology, publishing, and gaming sectors. As of December 31, 2025, the five largest sectors in the Fund by weighting were real estate, diversified financial services, energy, healthcare, and technology.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $5,000,000 chart reflects a hypothetical $5,000,000 investment in the class of shares noted over the 7-year period ended December 31, 2025. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $5,000,000)
Muzinich Flexible U.S. High Yield income Fund	PAGE 1	TSR-AR-74316J565

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/31/2016)
Supra Institutional Class (without sales charge)	8.27	3.42	4.96
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.75
ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index	7.82	5.02	5.68
ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD)	8.76	4.15	5.89
Visit https://www.muzinichusfunds.com/strategies/flexible-us-high-yield-income-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Transaction costs are not calculated in the returns for the ICE BofA 1-5 Year BB-B Cash Pay High Yield Constrained Total Return Index and the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$70,795,116
Number of Holdings	338
Net Advisory Fee	$88,538
Portfolio Turnover	66%
30-Day SEC Yield	5.39%
30-Day SEC Yield Unsubsidized	4.97%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of net assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.1%
EchoStar Corp.	1.4%
Rocket Software, Inc.	1.3%
Service Properties Trust	1.3%
Blackstone Mortgage Trust, Inc.	1.2%
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	1.1%
Minerals Technologies, Inc.	1.1%
Cloud Software Group, Inc.	1.0%
TransDigm, Inc.	0.9%
Owens-Brockway Glass Container, Inc.	0.9%
Security Type Breakdown (% of Net Assets)
Industry Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/strategies/flexible-us-high-yield-income-fund.
Muzinich Flexible U.S. High Yield income Fund	PAGE 2	TSR-AR-74316J565

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Flexible U.S. High Yield income Fund	PAGE 3	TSR-AR-74316J565

Muzinich Low Duration Fund
Supra Institutional Class | MZLSX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Muzinich Low Duration Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/low-duration-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$52	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Muzinich Low Duration Fund produced a positive return for the year, comfortably outperforming the ICE BofA 1-3 Year US Corporate & Government Index (B1A0). Over the reporting period, Fund performance was supported by what we believe to be a healthy level of yield in the portfolio maintained through increased high yield allocation. USD, EUR, and GBP bonds all contributed positively to performance, benefitting from the effects of tighter spreads on EUR assets and lower rates on USD and GBP holdings. Nearly every sector provided positive contributions, particularly higher beta sectors that experienced notable spread compression. These included banking, automotives & auto parts, and diversified financial services—which were among the fund’s largest sector allocations. At the same time, a very small position in diversified media was the only detractor from absolute returns. Both the investment grade and high yield portions of the portfolio delivered positive performance. The strongest performance overall was seen in longer-dated USD credit (driven by lower US rates), and high yield (driven by tighter spreads and higher starting yields). By rating, the BBB rated cohort led positive contributions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $5,000,000 chart reflects a hypothetical $5,000,000 investment in the class of shares noted over the 8-year period ended December 31, 2025. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $5,000,000)
Muzinich Low Duration Fund	PAGE 1	TSR-AR-74316P132

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/30/2016)
Supra Institutional Class (without sales charge)	6.38	3.80	3.75
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	1.56
ICE BofA U.S. Corporate & Government 1-3 Yrs	5.34	2.00	2.05
Visit https://www.muzinichusfunds.com/strategies/low-duration-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Transaction costs are not calculated in the returns for the ICE BofA U.S. Corporate & Government 1-3 Yrs Index.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,056,000,990
Number of Holdings	530
Net Advisory Fee	$4,246,740
Portfolio Turnover	69%
30-Day SEC Yield	3.91%
30-Day SEC Yield Unsubsidized	3.76%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	2.7%
Ford Motor Credit Co. LLC	2.1%
BNP Paribas SA	1.4%
Commerzbank AG	1.1%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.1%
ING Groep NV	1.0%
Blackstone Private Credit Fund	0.9%
General Motors Financial Co., Inc.	0.8%
CK Hutchison International 24 Ltd.	0.8%
NatWest Group PLC	0.8%
Security Type Breakdown (% of Net Assets)

Corporate Bonds (91.0%)
Collateralized Loan Obligations (4.3%)
Bank Loans (3.1%)
Money Market Funds (2.7%)
Forwards (-0.4%)
Cash & Other (-0.7%)

Industry Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/strategies/low-duration-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Low Duration Fund	PAGE 2	TSR-AR-74316P132

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Muzinich Dynamic Income Fund

	FYE 12/31/2025	FYE 12/31/2024
Audit Fees	$24,750	$24,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

Muzinich Low Duration Fund

	FYE 12/31/2025	FYE 12/31/2024
Audit Fees	$23,100	$22,850
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

Muzinich Flexible U.S. High Yield Income Fund

	FYE 12/31/2025	FYE 12/31/2024
Audit Fees	$23,100	$22,850
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

(e)(1)The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)The percentage of fees billed by Tait Weller & Baker LLP. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Muzinich Dynamic Income Fund
Muzinich Flexible U.S. High Yield Income Fund
Muzinich Low Duration Fund
Core Financial Statements
December 31, 2025

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

		Par	Value
CORPORATE BONDS - 89.2%
Aerospace/Defense - 0.9%
Axon Enterprise, Inc., 6.25%, 03/15/2033(a)		$150,000	$156,674
Czechoslovak Group AS, 5.25%, 01/10/2031	EUR	675,000	822,988
TransDigm, Inc., 6.63%, 03/01/2032(a)		500,000	520,863
			1,500,525
Agency - 0.5%
Indian Railway Finance Corp. Ltd., 3.57%, 01/21/2032		850,000	806,099
Airlines - 0.6%
OneSky Flight LLC, 8.88%, 12/15/2029(a)		350,000	374,746
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.88%, 05/01/2027(a)		650,000	655,217
			1,029,963
Automotive & Auto Parts - 4.9%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)		275,000	284,022
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032(a)		200,000	204,377
7.75%, 10/15/2033(a)		225,000	229,404
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030(a)		150,000	156,984
Ford Motor Credit Co. LLC
5.92%, 03/20/2028		300,000	307,226
3.78%, 09/16/2029	EUR	400,000	472,289
5.73%, 09/05/2030		200,000	203,382
4.00%, 11/13/2030		550,000	520,063
General Motors Financial Co., Inc.
5.60%, 06/18/2031		410,000	428,317
5.63%, 04/04/2032		175,000	182,554
Harley-Davidson Financial Services, Inc., 4.00%, 03/12/2030	EUR	175,000	209,371
Hyundai Capital America, 4.50%, 09/18/2030(a)		225,000	225,303
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/2028	EUR	300,000	355,669
LKQ Dutch Bond BV, 4.13%, 03/13/2031	EUR	275,000	330,013
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030(a)		300,000	300,262
Phinia, Inc.
6.75%, 04/15/2029(a)		650,000	673,861
6.63%, 10/15/2032(a)		400,000	415,684
RCI Banque SA, 4.13%, 04/04/2031	EUR	275,000	331,536
Stellantis Financial Services US Corp., 4.95%, 09/15/2028(a)		575,000	583,231
Stellantis NV, 4.00%, 03/19/2034	EUR	350,000	401,870
Volkswagen International Finance NV, 3.88% to 06/17/2029 then EUSA9 + 3.96%, Perpetual	EUR	500,000	579,556
ZF North America Capital, Inc.
7.13%, 04/14/2030(a)		325,000	328,039
7.50%, 03/24/2031(a)		400,000	404,540
			8,127,553

The accompanying notes are an integral part of these financial statements.

1

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - 12.2%
ABN AMRO Bank NV, 4.75% to 09/22/2027 then 5 yr. Swap Rate EUR + 3.90%, Perpetual	EUR	$500,000	$593,421
Arbejdernes Landsbank AS, 3.63% to 03/05/2029 then 3 mo. EURIBOR + 1.45%, 03/05/2030	EUR	400,000	475,634
Banco BPM SpA, 3.88% to 09/09/2029 then 3 mo. EURIBOR + 1.47%, 09/09/2030	EUR	690,000	829,208
Banco de Sabadell SA, 5.00% to 11/19/2027 then 5 yr. Swap Rate EUR + 5.17%, Perpetual	EUR	600,000	713,841
Bancolombia SA, 6.91% to 10/18/2027 then 5 yr. CMT Rate + 2.93%, 10/18/2027		500,000	516,395
Bank of America Corp.
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028		250,000	247,236
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035		175,000	182,747
Bank of Ireland Group PLC, 4.75% to 08/10/2029 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034	EUR	330,000	402,373
Bankinter SA, 3.63% to 02/04/2032 then EURIBOR ICE Swap Rate + 1.20%, 02/04/2033	EUR	400,000	470,583
Banque Federative du Credit Mutuel SA, 4.00% to 01/15/2030 then 5 yr. Swap Rate EUR + 1.75%, 01/15/2035	EUR	600,000	711,584
Bayerische Landesbank, 1.00% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.35%, 09/23/2031	EUR	600,000	699,008
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039		650,000	703,617
BNP Paribas SA
4.40%, 08/14/2028(a)		350,000	350,901
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033(a)		200,000	182,759
BPCE SA, 1.50% to 01/13/2027 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042	EUR	400,000	464,380
CaixaBank SA, 4.13% to 02/09/2031 then 3 mo. EURIBOR + 1.50%, 02/09/2032	EUR	700,000	852,651
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031		375,000	376,728
Commerzbank AG, 3.13% to 11/26/2029 then 3 mo. EURIBOR + 0.80%, 11/26/2030	EUR	600,000	701,946
Deutsche Bank AG, 3.38% to 02/13/2030 then 3 mo. EURIBOR + 1.25%, 02/13/2031	EUR	200,000	235,221
Deutsche Bank AG/New York NY, 4.95% to 08/04/2030 then SOFR + 1.30%, 08/04/2031		600,000	606,717
Erste Group Bank AG, 3.38% to 04/15/2027 then 5 yr. Swap Rate EUR + 3.43%, Perpetual	EUR	600,000	693,098
Eurobank SA, 4.00% to 09/24/2029 then 1 yr. Swap Rate EUR + 1.80%, 09/24/2030	EUR	200,000	241,637
First Abu Dhabi Bank PJSC, 6.32% to 04/04/2029 then 5 yr. CMT Rate + 1.70%, 04/04/2034		750,000	780,274
HSBC Holdings PLC
6.36% to 11/16/2027 then 5 yr. Swap Rate EUR + 3.30%, 11/16/2032	EUR	345,000	429,831
4.60% to 03/22/2030 then 5 yr. Swap Rate EUR + 1.85%, 03/22/2035	EUR	150,000	182,826

The accompanying notes are an integral part of these financial statements.

2

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
ING Groep NV, 1.00% to 11/16/2027 then 5 yr. Swap Rate EUR + 1.15%, 11/16/2032	EUR	$300,000	$341,238
Islandsbanki HF, 3.75%, 11/11/2032	EUR	600,000	698,331
JPMorgan Chase & Co., 4.60% to 10/22/2029 then SOFR + 1.04%, 10/22/2030		650,000	659,798
KBC Group NV, 0.63% to 12/07/2026 then 5 yr. Swap Rate EUR + 0.95%, 12/07/2031	EUR	400,000	462,949
Lloyds Banking Group PLC, 1.99% to 12/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.60%, 12/15/2031	GBP	730,000	966,566
Nationwide Building Society, 4.38% to 04/16/2029 then 5 yr. Swap Rate EUR + 1.65%, 04/16/2034	EUR	550,000	665,797
NatWest Group PLC, 3.72% to 02/25/2030 then 5 yr. Swap Rate EUR + 1.40%, 02/25/2035	EUR	150,000	176,960
Powszechna Kasa Oszczednosci Bank Polski SA, 4.50% to 03/27/2027 then 3 mo. EURIBOR + 1.60%, 03/27/2028	EUR	550,000	660,142
Santander UK Group Holdings PLC, 5.14% to 09/22/2035 then SOFR + 1.58%, 09/22/2036		225,000	224,314
Societe Generale SA, 3.75% to 09/02/2032 then 3 mo. EURIBOR + 1.40%, 09/02/2033	EUR	300,000	350,943
Standard Chartered PLC, 1.20% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.55%, 09/23/2031	EUR	580,000	672,891
Triodos Bank NV, 4.88% to 09/12/2028 then 3 mo. EURIBOR + 2.50%, 09/12/2029	EUR	400,000	486,108
UniCredit SpA
3.88% to 06/03/2027 then 5 yr. Swap Rate EUR + 4.08%, Perpetual	EUR	500,000	583,657
5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032		600,000	610,290
			20,204,600
Broadcasting - 1.3%
Canal+ SA, 4.63%, 12/03/2030	EUR	400,000	474,474
Pinewood Finco PLC, 6.00%, 03/27/2030	GBP	300,000	407,620
Sinclair Television Group, Inc., 8.13%, 02/15/2033(a)		125,000	130,640
TEGNA, Inc.
4.63%, 03/15/2028		550,000	544,783
5.00%, 09/15/2029		325,000	322,393
Warnermedia Holdings, Inc., 4.05%, 03/15/2029		200,000	194,518
			2,074,428
Building Materials - 1.3%
CRH SMW Finance DAC, 5.13%, 01/09/2030		250,000	258,009
Eagle Materials, Inc., 5.00%, 03/15/2036		425,000	417,481
Park River Holdings, Inc., 8.00%, 03/15/2031(a)		175,000	181,228
Quikrete Holdings, Inc.
6.38%, 03/01/2032(a)		175,000	182,272
6.75%, 03/01/2033(a)		325,000	339,619
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)		775,000	798,396
			2,177,005

The accompanying notes are an integral part of these financial statements.

3

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Cable/Satellite TV - 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 05/01/2026(a)		$400,000	$400,862
Capital Goods - 1.8%
Amsted Industries, Inc., 6.38%, 03/15/2033(a)		250,000	258,481
Deere & Co., 5.45%, 01/16/2035		300,000	317,228
KION Group AG, 4.00%, 11/20/2029	EUR	510,000	616,609
Regal Rexnord Corp., 6.05%, 04/15/2028		725,000	750,541
Solventum Corp., 5.45%, 03/13/2031		330,000	344,832
Terex Corp., 6.25%, 10/15/2032(a)		350,000	359,346
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030		260,000	266,363
			2,913,400
Chemicals - 0.2%
Linde PLC, 3.13%, 11/20/2032	EUR	300,000	348,495
Consumer-Products - 1.2%
Acushnet Co., 5.63%, 12/01/2033(a)		175,000	177,404
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031(a)		225,000	227,259
Edgewell Personal Care Co.
5.50%, 06/01/2028(a)		400,000	401,204
4.13%, 04/01/2029(a)		500,000	478,444
Mattel, Inc., 5.00%, 11/17/2030		150,000	151,219
Polaris, Inc., 5.60%, 03/01/2031		275,000	278,184
Whirlpool Corp., 6.13%, 06/15/2030		225,000	224,630
			1,938,344
Diversified Financial Services - 11.1%
Aareal Bank AG, 5.63% to 12/12/2029 then 5 yr. Swap Rate EUR + 3.25%, 12/12/2034	EUR	400,000	489,772
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.15%, 09/30/2030		575,000	615,679
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056		250,000	258,901
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029		325,000	333,455
American Express Co., 4.80% to 10/24/2035 then SOFR + 1.24%, 10/24/2036		375,000	371,151
Avolon Holdings Funding Ltd., 4.90%, 10/10/2030(a)		525,000	528,463
Azorra Finance Ltd., 7.25%, 01/15/2031(a)		200,000	210,358
Block, Inc., 6.00%, 08/15/2033(a)		125,000	128,400
Boost Newco Borrower LLC, 7.50%, 01/15/2031(a)		925,000	983,580
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)		625,000	627,384
Capital One Financial Corp., 7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031		465,000	526,093
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030(a)		225,000	229,771
DAE Funding LLC, 3.38%, 03/20/2028		900,000	877,474
Esic Sukuk Ltd., 5.83%, 02/14/2029		810,000	836,903
FTAI Aviation Investors LLC, 7.00%, 06/15/2032(a)		775,000	815,364

The accompanying notes are an integral part of these financial statements.

4

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - (Continued)
Goldman Sachs Group, Inc.
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032		$825,000	$740,112
5.33% to 07/23/2034 then SOFR + 1.55%, 07/23/2035		300,000	308,881
HLD Europe SCA, 4.13%, 04/02/2030	EUR	250,000	298,650
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/2027		800,000	789,617
MDGH GMTN RSC Ltd., 2.88%, 11/07/2029		880,000	839,410
Morgan Stanley
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030		500,000	513,912
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034		300,000	309,511
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035		450,000	468,900
Motability Operations Group PLC, 3.88%, 01/24/2034	EUR	510,000	601,962
Nasdaq, Inc., 5.55%, 02/15/2034		500,000	526,075
OneMain Finance Corp., 3.50%, 01/15/2027		400,000	396,368
PennyMac Financial Services, Inc.
7.88%, 12/15/2029(a)		150,000	159,702
7.13%, 11/15/2030(a)		550,000	580,284
6.88%, 02/15/2033(a)		400,000	417,861
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)		350,000	373,163
Rocket Cos., Inc., 6.38%, 08/01/2033(a)		300,000	313,162
SMBC Aviation Capital Finance DAC
5.55%, 04/03/2034		400,000	413,929
5.25%, 11/26/2035		325,000	325,624
Sofina SA, 3.71%, 11/13/2033	EUR	600,000	697,828
SoftBank Group Corp.
6.75%, 07/08/2029		800,000	811,023
5.75%, 07/08/2032	EUR	350,000	418,967
Tikehau Capital SCA, 4.25%, 04/08/2031	EUR	300,000	357,248
			18,494,937
Diversified Media - 0.6%
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/2031(a)		225,000	236,509
Paramount Global, 6.88%, 04/30/2036		175,000	172,818
RAI-Radiotelevisione Italiana SpA, 4.38%, 07/10/2029	EUR	200,000	243,857
Snap, Inc.
6.88%, 03/01/2033(a)		75,000	77,778
6.88%, 03/15/2034(a)		200,000	206,083
			937,045
Energy - 7.0%
Aker BP ASA, 4.00%, 05/29/2032	EUR	730,000	867,409
BP Capital Markets BV, 4.32%, 05/12/2035	EUR	510,000	627,189
Buckeye Partners LP, 6.75%, 02/01/2030(a)		175,000	183,805
Cheniere Energy Partners LP, 5.95%, 06/30/2033		325,000	345,273
Civitas Resources, Inc., 5.00%, 10/15/2026(a)		400,000	400,377
DT Midstream, Inc., 4.13%, 06/15/2029(a)		475,000	469,224
Empresa Nacional del Petroleo, 5.95%, 07/30/2034		325,000	340,469
Enterprise Products Operating LLC, 4.95%, 02/15/2035		475,000	481,703

The accompanying notes are an integral part of these financial statements.

5

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
EQT Corp.
4.50%, 01/15/2029		$175,000	$175,530
4.75%, 01/15/2031		322,000	324,520
Expand Energy Corp., 4.75%, 02/01/2032		100,000	98,823
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036		1,400,000	1,238,329
Hess Corp., 5.60%, 02/15/2041		250,000	259,725
Hess Midstream Operations LP, 5.88%, 03/01/2028(a)		300,000	306,385
ONEOK, Inc., 5.40%, 10/15/2035		375,000	379,842
Repsol E&P Capital Markets US LLC, 5.20%, 09/16/2030(a)		250,000	253,843
Rockies Express Pipeline LLC, 6.75%, 03/15/2033(a)		100,000	105,657
Shell International Finance BV, 1.75%, 09/10/2052	GBP	200,000	124,728
Societatea Nationala de Gaze Naturale ROMGAZ SA, 4.63%, 11/04/2031	EUR	300,000	352,590
Sunoco LP
5.63%, 03/15/2031(a)		400,000	403,155
5.88%, 03/15/2034(a)		275,000	275,104
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 01/15/2028(a)		250,000	251,133
6.00%, 12/31/2030(a)		325,000	327,815
Targa Resources Corp., 6.50%, 03/30/2034		205,000	224,169
TotalEnergies SE, 4.12% to 02/19/2030 then 5 yr. Swap Rate EUR + 1.86%, Perpetual	EUR	575,000	690,429
Var Energi ASA, 5.88%, 05/22/2030(a)		340,000	354,239
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/2036(a)		475,000	486,761
Viper Energy Partners LLC, 4.90%, 08/01/2030		250,000	253,091
Vivo Energy Investments BV, 5.13%, 09/24/2027		400,000	399,281
Wintershall Dea Finance 2 BV, 3.00% to 01/20/2029 then 5 yr. Swap Rate EUR + 3.32%, Perpetual	EUR	300,000	339,127
Wintershall Dea Finance BV, 4.36%, 10/03/2032	EUR	300,000	353,254
			11,692,979
Environmental - 0.6%
Currenta Group Holdings Sarl, 5.50%, 05/15/2030	EUR	425,000	505,642
GFL Environmental, Inc., 3.50%, 09/01/2028(a)		500,000	492,017
Waste Pro USA, Inc., 7.00%, 02/01/2033(a)		75,000	77,418
			1,075,077
Food & Drug Retail - 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 03/31/2034(a)		300,000	301,588
Cencosud SA, 5.95%, 05/28/2031		820,000	861,261
Market Bidco Finco PLC, 6.75%, 01/31/2031	EUR	475,000	553,436
			1,716,285
Food/Beverage/Tobacco - 2.7%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029(a)		475,000	484,856
Barry Callebaut Services NV
3.75%, 02/19/2028	EUR	200,000	239,020
4.25%, 08/19/2031	EUR	100,000	120,550

The accompanying notes are an integral part of these financial statements.

6

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Food/Beverage/Tobacco - (Continued)
Coca-Cola Co., 0.80%, 03/15/2040	EUR	$300,000	$236,040
INDOFOOD CBP SUKSE 3.398% SNR 09/06/31 USD1000, 3.40%, 06/09/2031		860,000	808,675
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
5.50%, 01/15/2036(a)		425,000	432,408
6.25%, 03/01/2056(a)		390,000	389,132
Mars, Inc.
4.80%, 03/01/2030(a)		600,000	613,675
5.20%, 03/01/2035(a)		225,000	231,816
NBM US Holdings, Inc., 6.63%, 08/06/2029		600,000	607,779
Roquette Freres SA, 3.77%, 11/25/2031	EUR	300,000	354,028
			4,517,979
Gaming - 0.8%
FDJ UNITED, 3.63%, 11/21/2036	EUR	400,000	459,942
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/2030(a)		100,000	102,120
Studio City Co. Ltd., 7.00%, 02/15/2027		750,000	752,924
			1,314,986
Healthcare - 4.0%
180 Medical, Inc., 5.30%, 10/08/2035(a)		300,000	299,705
Bayer AG, 7.00% to 12/25/2031 then 5 yr. Swap Rate EUR + 3.90%, 09/25/2083	EUR	500,000	646,988
Cardinal Health, Inc., 5.35%, 11/15/2034		575,000	595,190
Cigna Group, 5.25%, 01/15/2036		600,000	612,613
GE HealthCare Technologies, Inc., 5.50%, 06/15/2035		450,000	468,770
GlaxoSmithKline Capital PLC, 4.25%, 12/18/2045	GBP	275,000	306,993
Grifols SA, 7.13%, 05/01/2030	EUR	550,000	680,066
HCA, Inc.
5.50%, 03/01/2032		325,000	339,315
4.90%, 11/15/2035		500,000	494,294
LifePoint Health, Inc., 8.38%, 02/15/2032(a)		450,000	488,827
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032		575,000	560,617
Pfizer, Inc., 2.74%, 06/15/2043	GBP	575,000	523,031
US Acute Care Solutions LLC, 9.75%, 05/15/2029(a)		375,000	378,249
VSP Optical Group, Inc., 5.45%, 12/01/2035(a)		275,000	277,503
			6,672,161
Homebuilders/Real Estate - 3.9%
Altrad Investment Authority SAS, 4.43%, 06/23/2032	EUR	400,000	474,807
American Tower Corp., 4.70%, 12/15/2032		350,000	350,895
CPI Property Group SA, 6.00%, 01/27/2032	EUR	350,000	413,954
Fastighets AB Balder, 4.00%, 03/04/2033	EUR	350,000	405,384
Heimstaden Bostad Treasury BV, 1.00%, 04/13/2028	EUR	440,000	494,498
Immobiliare Grande Distribuzione SIIQ SpA, 4.45%, 11/04/2030	EUR	325,000	383,393
MasTec, Inc., 4.50%, 08/15/2028(a)		190,000	189,117

The accompanying notes are an integral part of these financial statements.

7

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Homebuilders/Real Estate - (Continued)
P3 Group Sarl, 4.63%, 02/13/2030	EUR	$250,000	$307,415
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.88%, 05/15/2029(a)		500,000	488,633
Quanta Services, Inc., 5.10%, 08/09/2035		300,000	301,383
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)		200,000	207,554
Service Properties Trust, 5.50%, 12/15/2027		500,000	494,076
Stoneweg Ereit Lux Finco Sarl, 4.13%, 02/22/2033	EUR	525,000	604,121
TopBuild Corp., 5.63%, 01/31/2034(a)		250,000	253,030
Trust 2401, 4.87%, 01/15/2030(a)		200,000	197,132
VIA Outlets BV, 1.75%, 11/15/2028	EUR	229,000	259,651
Windstream Services LLC, 7.50%, 10/15/2033(a)		600,000	615,575
			6,440,618
Hotels - 0.4%
Hyatt Hotels Corp.
5.75%, 03/30/2032		275,000	288,808
5.40%, 12/15/2035		150,000	150,732
Marriott International, Inc./MD, 5.25%, 10/15/2035		230,000	233,597
			673,137
Insurance - 1.8%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031(a)		400,000	415,266
Athora Netherlands NV, 5.38% to 08/31/2027 then 5 yr. Swap Rate EUR + 4.01%, 08/31/2032	EUR	475,000	572,871
Cathaylife Singapore Pte Ltd., 5.95%, 07/05/2034		850,000	904,038
Dai-ichi Life Insurance Co. Ltd., 6.20% to 01/16/2035 then 5 yr. CMT Rate + 2.52%, Perpetual		200,000	209,761
Rothesay Life PLC, 7.02%, 12/10/2034	GBP	310,000	447,949
Zurich Finance Ireland Designated Activity Co., 5.13% to 11/23/2032 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.10%, 11/23/2052	GBP	300,000	403,078
			2,952,963
Leisure - 1.0%
Carnival Corp., 6.13%, 02/15/2033(a)		300,000	309,934
NCL Corp. Ltd., 6.75%, 02/01/2032(a)		725,000	742,790
Vail Resorts, Inc., 5.63%, 07/15/2030(a)		250,000	254,939
VOC Escrow Ltd., 5.00%, 02/15/2028(a)		400,000	400,136
			1,707,799
Metals/Mining - 2.6%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030		400,000	383,613
6.50%, 04/15/2040		400,000	426,920
Capstone Copper Corp., 6.75%, 03/31/2033(a)		75,000	77,895
Corp. Nacional del Cobre de Chile
5.95%, 01/08/2034		500,000	523,319
6.44%, 01/26/2036		300,000	325,614
Endeavour Mining PLC, 7.00%, 05/28/2030		500,000	517,274

The accompanying notes are an integral part of these financial statements.

8

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Metals/Mining - (Continued)
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029		$985,000	$1,036,631
Kaiser Aluminum Corp., 5.88%, 03/01/2034(a)		400,000	401,676
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/2031		400,000	427,856
Novelis Corp., 6.88%, 01/30/2030(a)		150,000	155,812
			4,276,610
Paper - 1.1%
Inversiones CMPC SA, 6.13%, 06/23/2033		900,000	924,997
Suzano Austria GmbH, 3.75%, 01/15/2031		900,000	850,356
			1,775,353
Restaurants - 0.8%
Arcos Dorados BV, 6.38%, 01/29/2032		800,000	848,704
McDonald’s Corp., 4.95%, 03/03/2035		400,000	406,264
			1,254,968
Services - 2.4%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)		400,000	421,790
Amber Finco PLC, 6.63%, 07/15/2029	EUR	225,000	278,658
Beacon Mobility Corp., 7.25%, 08/01/2030(a)		275,000	287,782
Garda World Security Corp., 6.50%, 01/15/2031(a)		100,000	102,387
Graham Holdings Co., 5.63%, 12/01/2033(a)		475,000	480,730
Herc Holdings, Inc., 7.00%, 06/15/2030(a)		100,000	105,299
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030(a)		575,000	585,663
TriNet Group, Inc., 7.13%, 08/15/2031(a)		400,000	413,930
Uber Technologies, Inc., 4.80%, 09/15/2035		475,000	472,816
United Rentals North America, Inc., 6.00%, 12/15/2029(a)		550,000	565,437
WESCO Distribution, Inc., 6.38%, 03/15/2033(a)		75,000	78,353
Williams Scotsman, Inc., 6.63%, 04/15/2030(a)		225,000	233,357
			4,026,202
Steel - 1.0%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/2028		612,000	624,684
Commercial Metals Co., 5.75%, 11/15/2033(a)		150,000	153,467
Gerdau Trade, Inc., 5.75%, 06/09/2035		800,000	829,400
			1,607,551
Super Retail - 2.6%
AA Bond Co. Ltd., 7.38%, 07/31/2029	GBP	350,000	502,033
Advance Auto Parts, Inc., 7.00%, 08/01/2030(a)		375,000	378,486
Amazon.com, Inc., 4.65%, 11/20/2035		480,000	479,040
Dick’s Sporting Goods, Inc., 4.00%, 10/01/2029(a)		425,000	417,315
Home Depot, Inc., 4.95%, 06/25/2034		200,000	205,040
ITM Entreprises SASU, 4.13%, 01/29/2030	EUR	500,000	601,215
Lowe’s Cos., Inc., 5.15%, 07/01/2033		425,000	440,129
PVH Corp., 5.50%, 06/13/2030		200,000	203,553
Rakuten Group, Inc., 9.75%, 04/15/2029(a)		350,000	391,571
REWE International Finance BV, 4.88%, 09/13/2030	EUR	500,000	626,268
			4,244,650

The accompanying notes are an integral part of these financial statements.

9

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Technology - 8.1%
Amphenol Corp.
2.20%, 09/15/2031		$425,000	$380,202
4.63%, 02/15/2036		875,000	859,477
Broadcom, Inc.
2.45%, 02/15/2031		250,000	228,969
3.47%, 04/15/2034		375,000	342,819
3.14%, 11/15/2035(a)		325,000	280,667
Cloud Software Group, Inc., 6.50%, 03/31/2029(a)		775,000	785,655
CoreWeave, Inc., 9.00%, 02/01/2031(a)		275,000	252,387
Dell International LLC / EMC Corp., 4.75%, 10/06/2032		300,000	300,453
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(a)		400,000	417,689
Foundry JV Holdco LLC
5.50%, 01/25/2031(a)		250,000	258,527
6.15%, 01/25/2032(a)		725,000	770,022
6.10%, 01/25/2036(a)		425,000	445,900
Gen Digital, Inc., 6.25%, 04/01/2033(a)		150,000	155,319
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029		320,000	323,154
Insight Enterprises, Inc., 6.63%, 05/15/2032(a)		350,000	359,849
Kioxia Holdings Corp.
6.25%, 07/24/2030(a)		200,000	205,968
6.63%, 07/24/2033(a)		200,000	208,184
LG Energy Solution Ltd.
5.75%, 09/25/2028		670,000	693,509
5.88%, 04/02/2035		200,000	206,525
Micron Technology, Inc.
5.65%, 11/01/2032		400,000	421,402
6.05%, 11/01/2035		200,000	213,959
Oracle Corp., 5.20%, 09/26/2035		600,000	576,418
Prysmian SpA, 3.63%, 11/28/2028	EUR	290,000	345,547
Qnity Electronics, Inc.
5.75%, 08/15/2032(a)		325,000	332,702
6.25%, 08/15/2033(a)		150,000	155,670
Rocket Software, Inc., 9.00%, 11/28/2028(a)		750,000	773,975
SK hynix, Inc., 6.50%, 01/17/2033		1,100,000	1,215,483
TDF Infrastructure SASU
3.63%, 12/16/2030	EUR	500,000	589,063
4.13%, 10/23/2031	EUR	400,000	477,047
Teleperformance SE, 5.75%, 11/22/2031	EUR	700,000	891,570
			13,468,111
Telecommunications - 4.6%
Bharti Airtel Ltd., 3.25%, 06/03/2031		900,000	853,064
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029(a)		450,000	477,895
Frontier Communications Holdings LLC, 6.00%, 01/15/2030(a)		400,000	407,099
GCI LLC, 4.75%, 10/15/2028(a)		475,000	463,583

The accompanying notes are an integral part of these financial statements.

10

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - (Continued)
Level 3 Financing, Inc.
6.88%, 06/30/2033(a)		$325,000	$332,718
7.00%, 03/31/2034(a)		350,000	360,980
Matterhorn Telecom SA, 5.25%, 07/31/2028	CHF	400,000	520,085
NTT Finance Corp., 5.50%, 07/16/2035(a)		450,000	467,007
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/2029		700,000	727,300
TDC Net AS, 5.19%, 08/02/2029	EUR	250,000	310,829
T-Mobile USA, Inc.
5.05%, 07/15/2033		500,000	511,260
5.30%, 05/15/2035		630,000	647,287
Verizon Communications, Inc., 5.25%, 04/02/2035		295,000	300,660
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)		425,000	374,946
Vmed O2 UK Financing I PLC, 4.00%, 01/31/2029	GBP	650,000	833,039
			7,587,752
Transportation Excluding Air/Rail - 1.3%
Abertis Infraestructuras Finance BV, 4.87% to 02/28/2030 then 5 yr. Swap Rate EUR + 2.62%, Perpetual	EUR	200,000	242,230
Heathrow Finance PLC, 3.88%, 03/01/2027(b)	GBP	550,000	728,285
International Distribution Services PLC, 7.38%, 09/14/2030	GBP	660,000	957,672
United Parcel Service, Inc., 5.25%, 05/14/2035		250,000	259,735
			2,187,922
Utilities - 4.7%
Alpha Generation LLC
6.75%, 10/15/2032(a)		550,000	568,734
6.25%, 01/15/2034(a)		425,000	429,543
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/2032	EUR	475,000	571,544
Calpine Corp., 5.13%, 03/15/2028(a)		850,000	851,378
Chile Electricity Lux Mpc II Sarl, 5.58%, 10/20/2035		488,753	501,577
ContourGlobal Power Holdings SA, 5.00%, 02/28/2030	EUR	500,000	603,734
Electricite de France SA, 2.88% to 03/15/2027 then 5 yr. Swap Rate EUR + 3.37%, Perpetual	EUR	600,000	702,598
Florida Power & Light Co., 4.70%, 02/15/2036		300,000	298,285
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(a)		125,000	126,821
Lightning Power LLC, 7.25%, 08/15/2032(a)		375,000	399,017
National Central Cooling Co. PJSC, 2.50%, 10/21/2027		650,000	629,302
Niagara Energy SAC, 5.75%, 10/03/2034		500,000	511,714
PSEG Power LLC, 5.75%, 05/15/2035(a)		750,000	782,368
Stedin Holding NV, 3.38%, 02/12/2037	EUR	250,000	284,276
Vistra Operations Co. LLC, 6.95%, 10/15/2033(a)		500,000	558,888
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/2031(a)		50,000	52,576
			7,872,355
TOTAL CORPORATE BONDS (Cost $142,346,861)			148,018,714

The accompanying notes are an integral part of these financial statements.

11

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

		Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 3.6%
Aqueduct European CLO, A Series 2024-10X, Class A, 3.28% (3 mo. EURIBOR + 1.28%), 01/18/2039	EUR	$1,000,000	$1,176,344
Ares European CLO, A Series 21X, Class A, 3.23% (3 mo. EURIBOR + 1.22%), 04/15/2038	EUR	700,000	822,264
Avoca CLO, A1 Series 32X, Class A1, 3.18% (3 mo. EURIBOR + 1.17%), 04/15/2039	EUR	700,000	821,464
Blackrock European Clo XIII DAC, A Series 15X, Class A, 3.36% (3 mo. EURIBOR + 1.29%), 01/28/2038	EUR	1,700,000	2,002,415
Ravensdale Park CLO, A Series 1X, Class A, 3.24% (3 mo. EURIBOR + 1.17%), 04/25/2038	EUR	300,000	351,885
RRE Loan Management, A1 Series 24X, Class A1, 3.17% (3 mo. EURIBOR + 1.16%), 04/15/2040	EUR	700,000	821,866
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,382,371)			5,996,238
BANK LOANS - 0.0%(c)
Software - 0.0%(c)
Constant Contact, Inc., First Lien, 8.58% (3 mo. Term SOFR + 4.00%), 02/10/2028		12	11
TOTAL BANK LOANS (Cost $12)			11

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.1%
First American Treasury Obligations Fund - Class X, 3.68%(d)	5,140,680	5,140,680
TOTAL MONEY MARKET FUNDS (Cost $5,140,680)		5,140,680

	Par
U.S. TREASURY BILLS - 2.3%
3.62%, 01/15/2026(e)	$3,800,000	3,795,143
TOTAL U.S. TREASURY BILLS (Cost $3,794,668)		3,795,143
TOTAL INVESTMENTS - 98.2% (Cost $156,664,592)		$162,950,786
Other Assets in Excess of Liabilities - 1.8%		3,010,527
TOTAL NET ASSETS - 100.0%		$165,961,313

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
GMTN - Global Medium-Term Note
The accompanying notes are an integral part of these financial statements.

12

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)
LLC - Limited Liability Company
LP - Limited Partnership
PJSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $45,637,819 or 27.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(e)	The rate shown is the annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

13

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Euro-Bund	12	03/06/2026	$1,799,041	$(23,420)
U.S. Treasury 5 Year Note	75	03/31/2026	8,197,852	(1,977)
Net Unrealized Appreciation (Depreciation)				$ (25,397)

The Fund has recorded a liability of $8,863 as of December 31, 2025 related to the current day’s variation margin related to these contracts.
The accompanying notes are an integral part of these financial statements.

14

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	03/13/2026	USD	502,914	CHF	400,000	$(5,959)
U.S. Bancorp Investments, Inc.	03/13/2026	USD	46,614,578	EUR	39,800,000	(316,396)
U.S. Bancorp Investments, Inc.	03/13/2026	USD	6,275,548	GBP	4,700,000	(58,658)
Net Unrealized Appreciation (Depreciation)						$ (381,013)

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

15

MUZINICH DYNAMIC INCOME FUND
SCHEDULE OF CREDIT DEFAULT SWAP CONTRACTS
SELL PROTECTION
December 31, 2025

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount(b)	Value(c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Sell Protection(a):
CDX.NA.HY.45 12/20/2030 (SELL PROTECTION)	5.00%	Quarterly	0	12/20/2030	$4,550,000	$352,139	$302,390	$49,749
						$352,139	$302,390	$49,749

*	Centrally cleared swap.
BNP Paribas Securities Corp. is the counterparty for the swap.
The Fund has recorded a liability of $0 as of December 31, 2025 related to the current day’s variation margin related to these contracts.
(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying notes are an integral part of these financial statements.

16

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
CORPORATE BONDS - 93.3%
Aerospace/Defense - 1.1%
Bombardier, Inc., 7.00%, 06/01/2032(a)	$125,000	$132,234
TransDigm, Inc.
6.38%, 03/01/2029(a)	125,000	129,065
7.13%, 12/01/2031(a)	125,000	131,533
6.00%, 01/15/2033(a)	375,000	384,105
		776,937
Airlines - 1.9%
Air Canada, 3.88%, 08/15/2026(a)	500,000	497,920
American Airlines, Inc., 8.50%, 05/15/2029(a)	125,000	130,833
OneSky Flight LLC, 8.88%, 12/15/2029(a)	425,000	455,049
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.88%, 05/01/2027(a)	250,000	252,006
		1,335,808
Automotive & Auto Parts - 3.2%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)	175,000	180,741
American Axle & Manufacturing, Inc.
5.00%, 10/01/2029	50,000	48,198
6.38%, 10/15/2032(a)	50,000	51,094
7.75%, 10/15/2033(a)	50,000	50,979
Ford Motor Credit Co. LLC, 5.92%, 03/20/2028	400,000	409,635
Goodyear Tire & Rubber Co., 5.25%, 07/15/2031	225,000	213,618
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/2029(a)	250,000	250,132
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/2028(a)	200,000	190,180
6.13%, 09/30/2030(a)	125,000	125,109
Nissan Motor Co. Ltd., 4.81%, 09/17/2030(a)	200,000	188,748
Phinia, Inc.
6.75%, 04/15/2029(a)	75,000	77,753
6.63%, 10/15/2032(a)	150,000	155,882
Tenneco, Inc., 8.00%, 11/17/2028(a)	175,000	175,679
ZF North America Capital, Inc., 7.50%, 03/24/2031(a)	150,000	151,703
		2,269,451
Broadcasting - 3.6%
Gray Media, Inc.
10.50%, 07/15/2029(a)	115,000	123,865
5.38%, 11/15/2031(a)	100,000	75,076
9.63%, 07/15/2032(a)	75,000	78,096
Nexstar Media, Inc.
5.63%, 07/15/2027(a)	325,000	326,968
4.75%, 11/01/2028(a)	125,000	124,173
Sinclair Television Group, Inc., 8.13%, 02/15/2033(a)	300,000	313,536
Sirius XM Radio LLC, 4.00%, 07/15/2028(a)	475,000	464,982
TEGNA, Inc., 4.63%, 03/15/2028	243,000	240,695
Univision Communications, Inc.
8.00%, 08/15/2028(a)	250,000	259,097
4.50%, 05/01/2029(a)	225,000	216,305

The accompanying notes are an integral part of these financial statements.

17

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Broadcasting - (Continued)
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	$125,000	$121,574
5.05%, 03/15/2042	275,000	194,837
		2,539,204
Building Materials - 1.5%
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	125,000	121,465
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)	450,000	451,593
Park River Holdings, Inc., 8.00%, 03/15/2031(a)	50,000	51,779
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	50,000	52,249
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	125,000	128,774
Standard Industries, Inc./NY
4.38%, 07/15/2030(a)	200,000	193,198
3.38%, 01/15/2031(a)	75,000	68,999
		1,068,057
Cable/Satellite TV - 3.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(a)	175,000	174,861
5.38%, 06/01/2029(a)	500,000	495,303
4.75%, 03/01/2030(a)	250,000	238,932
4.25%, 02/01/2031(a)	400,000	367,884
4.25%, 01/15/2034(a)	225,000	191,526
Directv Financing LLC, 8.88%, 02/01/2030(a)	175,000	177,283
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	195,000	196,255
DISH Network Corp., 11.75%, 11/15/2027(a)	350,000	364,464
Midcontinent Communications, 8.00%, 08/15/2032(a)	300,000	307,580
		2,514,088
Capital Goods - 2.4%
Calderys Financing LLC, 11.25%, 06/01/2028(a)	250,000	265,767
Chart Industries, Inc.
7.50%, 01/01/2030(a)	125,000	130,437
9.50%, 01/01/2031(a)	125,000	132,772
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030(a)	125,000	130,447
6.75%, 07/15/2031(a)	50,000	52,736
Griffon Corp., 5.75%, 03/01/2028	175,000	175,447
Hillenbrand, Inc., 6.25%, 02/15/2029	250,000	255,999
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029(a)	150,000	157,497
JB Poindexter & Co., Inc., 8.75%, 12/15/2031(a)	225,000	235,963
Patrick Industries, Inc., 6.38%, 11/01/2032(a)	175,000	179,693
		1,716,758
Chemicals - 3.7%
Compass Minerals International, Inc., 8.00%, 07/01/2030(a)	125,000	130,913
FMC Corp., 5.65%, 05/18/2033	125,000	109,811

The accompanying notes are an integral part of these financial statements.

18

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Chemicals - (Continued)
INEOS Finance PLC, 7.50%, 04/15/2029(a)	$200,000	$173,898
Minerals Technologies, Inc., 5.00%, 07/01/2028(a)	800,000	794,984
NOVA Chemicals Corp., 4.25%, 05/15/2029(a)	25,000	24,469
Olin Corp., 6.63%, 04/01/2033(a)	150,000	149,058
Olympus Water US Holding Corp.
4.25%, 10/01/2028(a)	250,000	242,818
7.25%, 02/15/2033(a)	200,000	201,170
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(a)	400,000	401,511
WR Grace Holdings LLC
4.88%, 06/15/2027(a)	17,000	16,973
5.63%, 08/15/2029(a)	225,000	215,041
6.63%, 08/15/2032(a)	175,000	177,361
		2,638,007
Consumer-Products - 1.7%
Central Garden & Pet Co., 4.13%, 10/15/2030	125,000	119,969
Edgewell Personal Care Co., 5.50%, 06/01/2028(a)	225,000	225,677
Energizer Holdings, Inc.
4.75%, 06/15/2028(a)	375,000	372,252
4.38%, 03/31/2029(a)	50,000	47,831
Masterbrand, Inc., 7.00%, 07/15/2032(a)	225,000	233,396
Newell Brands, Inc.
6.38%, 05/15/2030	75,000	73,341
6.63%, 05/15/2032	150,000	145,730
		1,218,196
Containers - 2.4%
Ball Corp., 6.00%, 06/15/2029	150,000	154,573
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029(a)	250,000	239,422
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030(a)	50,000	49,897
9.25%, 04/15/2030(a)	250,000	241,250
OI European Group BV, 4.75%, 02/15/2030(a)	100,000	96,862
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027(a)	475,000	477,020
7.25%, 05/15/2031(a)	150,000	153,306
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 05/15/2030(a)	150,000	149,914
Veritiv Operating Co., 10.50%, 11/30/2030(a)	150,000	161,456
		1,723,700
Diversified Financial Services - 7.3%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/01/2029(a)	475,000	480,631
Azorra Finance Ltd.
7.75%, 04/15/2030(a)	150,000	158,993
7.25%, 01/15/2031(a)	150,000	157,768

The accompanying notes are an integral part of these financial statements.

19

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - (Continued)
Block, Inc.
5.63%, 08/15/2030(a)	$250,000	$255,222
6.50%, 05/15/2032	125,000	130,081
Bread Financial Holdings, Inc., 6.75%, 05/15/2031(a)	200,000	207,320
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	200,000	198,922
7.50%, 07/15/2033(a)	200,000	192,514
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)	275,000	276,049
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030(a)	175,000	178,711
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	100,000	102,839
Freedom Mortgage Corp., 6.63%, 01/15/2027(a)	150,000	151,096
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(a)	75,000	79,058
FTAI Aviation Investors LLC
5.50%, 05/01/2028(a)	250,000	250,831
7.00%, 05/01/2031(a)	75,000	79,004
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	350,000	363,352
OneMain Finance Corp.
3.50%, 01/15/2027	125,000	123,865
3.88%, 09/15/2028	250,000	243,797
Pagaya US Holdings Co. LLC, 8.88%, 08/01/2030(a)	200,000	175,001
PennyMac Financial Services, Inc.
6.88%, 02/15/2033(a)	225,000	235,047
6.75%, 02/15/2034(a)	50,000	51,722
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)	175,000	186,582
PRA Group, Inc.
8.38%, 02/01/2028(a)	225,000	230,902
5.00%, 10/01/2029(a)	50,000	47,023
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(a)	175,000	184,735
Rocket Cos., Inc., 6.13%, 08/01/2030(a)	50,000	51,729
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(a)	225,000	232,432
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(a)	125,000	125,793
		5,151,019
Diversified Media - 1.5%
Arches Buyer, Inc., 4.25%, 06/01/2028(a)	350,000	343,771
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/2030(a)	150,000	158,611
7.13%, 02/15/2031(a)	200,000	210,230
Match Group Holdings II LLC, 5.00%, 12/15/2027(a)	200,000	200,902
Snap, Inc.
6.88%, 03/01/2033(a)	50,000	51,852
6.88%, 03/15/2034(a)	75,000	77,281
		1,042,647

The accompanying notes are an integral part of these financial statements.

20

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - 7.0%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.88%, 06/30/2029(a)	$150,000	$150,974
6.63%, 10/15/2032(a)	175,000	181,778
Buckeye Partners LP, 6.75%, 02/01/2030(a)	75,000	78,774
Crescent Energy Finance LLC, 7.38%, 01/15/2033(a)	100,000	94,961
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 06/01/2028(a)	25,000	25,156
8.63%, 03/15/2029(a)	300,000	314,640
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(a)	75,000	77,494
Harvest Midstream I LP, 7.50%, 09/01/2028(a)	525,000	533,163
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031(a)	225,000	214,727
Northern Oil & Gas, Inc., 7.88%, 10/15/2033(a)	225,000	219,213
Rockies Express Pipeline LLC
6.75%, 03/15/2033(a)	50,000	52,829
6.88%, 04/15/2040(a)	300,000	310,316
Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/2029	150,000	147,417
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
7.38%, 02/15/2029(a)	175,000	181,682
6.00%, 12/31/2030(a)	600,000	605,197
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)	125,000	117,257
4.13%, 08/15/2031(a)	275,000	250,113
Venture Global LNG, Inc.
7.00%, 01/15/2030(a)	325,000	313,022
8.38%, 06/01/2031(a)	250,000	248,834
Venture Global Plaquemines LNG LLC
6.50%, 06/15/2034(a)	25,000	25,572
6.75%, 01/15/2036(a)	550,000	563,618
Vital Energy, Inc., 9.75%, 10/15/2030	250,000	263,235
		4,969,972
Entertainment/Film - 0.4%
Cinemark USA, Inc., 5.25%, 07/15/2028(a)	275,000	275,170
Environmental - 0.2%
Waste Pro USA, Inc., 7.00%, 02/01/2033(a)	150,000	154,835
Food & Drug Retail - 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(a)	150,000	153,764
3.50%, 03/15/2029(a)	250,000	240,409
4.88%, 02/15/2030(a)	25,000	24,822
		418,995

The accompanying notes are an integral part of these financial statements.

21

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Food/Beverage/Tobacco - 1.7%
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029(a)	$109,144	$116,773
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	375,000	394,106
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(a)	150,000	150,180
Performance Food Group, Inc.
4.25%, 08/01/2029(a)	150,000	147,564
6.13%, 09/15/2032(a)	75,000	77,413
Post Holdings, Inc.
4.63%, 04/15/2030(a)	125,000	121,834
6.25%, 10/15/2034(a)	100,000	100,649
US Foods, Inc., 5.75%, 04/15/2033(a)	125,000	127,438
		1,235,957
Gaming - 3.2%
Caesars Entertainment, Inc.
4.63%, 10/15/2029(a)	425,000	407,955
6.00%, 10/15/2032(a)	150,000	145,964
Churchill Downs, Inc.
5.50%, 04/01/2027(a)	150,000	150,550
4.75%, 01/15/2028(a)	225,000	225,017
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/2029(a)	200,000	202,165
Light & Wonder International, Inc., 7.25%, 11/15/2029(a)	175,000	179,828
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc., 8.00%, 08/01/2030(a)	125,000	118,619
Penn Entertainment, Inc., 5.63%, 01/15/2027(a)	375,000	375,958
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033(a)	200,000	204,629
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/2030(a)	100,000	102,120
Station Casinos LLC, 4.50%, 02/15/2028(a)	150,000	148,849
		2,261,654
Healthcare - 6.8%
AdaptHealth LLC
6.13%, 08/01/2028(a)	375,000	379,314
5.13%, 03/01/2030(a)	175,000	171,563
Avantor Funding, Inc., 4.63%, 07/15/2028(a)	200,000	199,069
Bausch + Lomb Corp., 8.38%, 10/01/2028(a)	225,000	235,125
CHS/Community Health Systems, Inc., 5.25%, 05/15/2030(a)	125,000	117,615
DaVita, Inc., 6.88%, 09/01/2032(a)	150,000	156,221
Embecta Corp., 5.00%, 02/15/2030(a)	400,000	382,655
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(a)	50,000	52,911
Jazz Securities DAC, 4.38%, 01/15/2029(a)	200,000	197,401
LifePoint Health, Inc.
5.38%, 01/15/2029(a)	200,000	197,183
8.38%, 02/15/2032(a)	100,000	108,628
Medline Borrower LP
3.88%, 04/01/2029(a)	250,000	244,251
5.25%, 10/01/2029(a)	150,000	150,929

The accompanying notes are an integral part of these financial statements.

22

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Healthcare - (Continued)
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028(a)	$200,000	$195,721
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	500,000	487,493
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(a)	450,000	473,224
Star Parent, Inc., 9.00%, 10/01/2030(a)	175,000	186,996
Tenet Healthcare Corp.
5.13%, 11/01/2027	250,000	251,414
4.25%, 06/01/2029	250,000	246,484
US Acute Care Solutions LLC, 9.75%, 05/15/2029(a)	350,000	353,033
		4,787,230
Homebuilders/Real Estate - 9.7%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(a)	325,000	314,600
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/2027(a)	825,000	819,918
7.75%, 12/01/2029(a)	50,000	53,386
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 09/15/2027(a)	250,000	251,051
Century Communities, Inc., 6.63%, 09/15/2033(a)	425,000	431,395
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(a)	25,000	25,147
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(a)	400,000	401,845
Iron Mountain, Inc., 6.25%, 01/15/2033(a)	75,000	75,676
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	200,000	189,014
5.00%, 03/01/2031	400,000	377,556
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 7.00%, 07/15/2031(a)	250,000	265,232
MasTec, Inc., 6.63%, 08/15/2029(a)	75,000	75,881
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 08/15/2027(a)	475,000	477,841
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/01/2028(a)	525,000	525,772
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 02/15/2029(a)	125,000	123,767
RLJ Lodging Trust LP, 3.75%, 07/01/2026(a)	350,000	349,177
SBA Communications Corp., 3.13%, 02/01/2029	175,000	167,567
Service Properties Trust
4.95%, 02/15/2027	250,000	251,268
5.50%, 12/15/2027	125,000	123,519
4.95%, 10/01/2029	375,000	327,140
4.38%, 02/15/2030	250,000	212,040
Star Holding LLC, 8.75%, 08/01/2031(a)	125,000	120,400
Starwood Property Trust, Inc.
4.38%, 01/15/2027(a)	125,000	124,301
7.25%, 04/01/2029(a)	125,000	132,169
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(a)	250,000	240,342
Windstream Services LLC, 7.50%, 10/15/2033(a)	75,000	76,947

The accompanying notes are an integral part of these financial statements.

23

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Homebuilders/Real Estate - (Continued)
XHR LP
4.88%, 06/01/2029(a)	$50,000	$49,333
6.63%, 05/15/2030(a)	250,000	258,723
		6,841,007
Hotels - 0.7%
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/2029(a)	150,000	146,269
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029(a)	50,000	48,595
4.88%, 07/01/2031(a)	150,000	140,139
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(a)	150,000	148,765
		483,768
Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 02/15/2029(a)	300,000	292,751
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028(a)	425,000	434,649
6.50%, 10/01/2031(a)	25,000	25,811
		753,211
Leisure - 1.9%
Carnival Corp., 6.13%, 02/15/2033(a)	250,000	258,279
NCL Corp. Ltd., 5.88%, 01/15/2031(a)	225,000	224,276
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(a)	325,000	316,787
Six Flags Entertainment Corp., 5.50%, 04/15/2027(a)	275,000	273,706
Vail Resorts, Inc., 5.63%, 07/15/2030(a)	300,000	305,926
		1,378,974
Metals/Mining - 3.5%
Capstone Copper Corp., 6.75%, 03/31/2033(a)	325,000	337,547
Constellium SE, 5.63%, 06/15/2028(a)	525,000	525,299
ERO Copper Corp., 6.50%, 02/15/2030(a)	400,000	400,749
Kaiser Aluminum Corp., 4.50%, 06/01/2031(a)	400,000	388,068
Mineral Resources Ltd.
9.25%, 10/01/2028(a)	250,000	262,615
8.50%, 05/01/2030(a)	150,000	156,128
7.00%, 04/01/2031(a)	50,000	52,192
Novelis Corp., 4.75%, 01/30/2030(a)	375,000	362,511
		2,485,109
Publishing/Printing - 1.1%
Cimpress PLC, 7.38%, 09/15/2032(a)	175,000	178,719
McGraw-Hill Education, Inc.
5.75%, 08/01/2028(a)	350,000	351,895
7.38%, 09/01/2031(a)	225,000	237,474
		768,088
Restaurants - 0.3%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030(a)	200,000	190,612

The accompanying notes are an integral part of these financial statements.

24

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Services - 6.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	$375,000	$395,428
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028(a)	575,000	567,457
Beacon Mobility Corp., 7.25%, 08/01/2030(a)	225,000	235,458
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(a)	150,000	147,719
Clarivate Science Holdings Corp.
3.88%, 07/01/2028(a)	100,000	97,151
4.88%, 07/01/2029(a)	200,000	189,278
Garda World Security Corp., 8.25%, 08/01/2032(a)	325,000	331,503
Graham Holdings Co., 5.63%, 12/01/2033(a)	175,000	177,111
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028(a)	275,000	292,875
Neptune Bidco US, Inc.
9.29%, 04/15/2029(a)	275,000	275,636
10.38%, 05/15/2031(a)	100,000	102,591
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027(a)	200,000	196,323
RB Global Holdings, Inc.
6.75%, 03/15/2028(a)	150,000	153,585
7.75%, 03/15/2031(a)	125,000	130,844
TriNet Group, Inc., 3.50%, 03/01/2029(a)	250,000	237,255
United Rentals North America, Inc., 3.75%, 01/15/2032	225,000	211,731
WESCO Distribution, Inc.
7.25%, 06/15/2028(a)	125,000	126,888
6.38%, 03/15/2029(a)	125,000	129,240
6.63%, 03/15/2032(a)	150,000	156,819
Williams Scotsman, Inc., 6.63%, 06/15/2029(a)	150,000	155,490
		4,310,382
Steel - 0.5%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029(a)	100,000	98,556
6.88%, 11/01/2029(a)	125,000	129,548
7.50%, 09/15/2031(a)	25,000	26,391
Commercial Metals Co., 5.75%, 11/15/2033(a)	75,000	76,733
		331,228
Super Retail - 1.5%
Champ Acquisition Corp., 8.38%, 12/01/2031(a)	175,000	189,483
Ken Garff Automotive LLC, 4.88%, 09/15/2028(a)	125,000	124,679
Magnera Corp.
4.75%, 11/15/2029(a)	200,000	185,086
7.25%, 11/15/2031(a)	175,000	171,973
Upbound Group, Inc., 6.38%, 02/15/2029(a)	175,000	173,237
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029(a)	200,000	212,034
		1,056,492

The accompanying notes are an integral part of these financial statements.

25

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Technology - 6.4%
Cloud Software Group, Inc.
6.50%, 03/31/2029(a)	$125,000	$126,718
9.00%, 09/30/2029(a)	300,000	312,565
8.25%, 06/30/2032(a)	275,000	287,537
CoreWeave, Inc.
9.25%, 06/01/2030(a)	100,000	93,081
9.00%, 02/01/2031(a)	100,000	91,777
Entegris, Inc.
3.63%, 05/01/2029(a)	25,000	24,120
5.95%, 06/15/2030(a)	250,000	255,189
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(a)	225,000	234,950
Gen Digital, Inc., 6.75%, 09/30/2027(a)	250,000	253,906
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.25%, 12/01/2027(a)	100,000	100,336
3.50%, 03/01/2029(a)	200,000	192,155
Kioxia Holdings Corp., 6.25%, 07/24/2030(a)	200,000	205,968
NCR Voyix Corp., 5.00%, 10/01/2028(a)	275,000	274,029
Open Text Corp., 3.88%, 02/15/2028(a)	300,000	294,570
Rocket Software, Inc.
9.00%, 11/28/2028(a)	425,000	438,586
6.50%, 02/15/2029(a)	500,000	492,474
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/2029(a)	100,000	98,098
8.25%, 12/15/2029(a)	200,000	212,848
8.50%, 07/15/2031(a)	125,000	132,989
Viavi Solutions, Inc., 3.75%, 10/01/2029(a)	200,000	191,626
Ziff Davis, Inc., 4.63%, 10/15/2030(a)	250,000	238,473
		4,551,995
Telecommunications - 4.4%
Cogent Communications Group LLC / Cogent Finance, Inc., 7.00%, 06/15/2027(a)	158,000	158,563
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029(a)	225,000	238,947
EchoStar Corp.
10.75%, 11/30/2029	700,000	774,607
6.75% (or 6.75% PIK), 11/30/2030	181,497	186,165
GCI LLC, 4.75%, 10/15/2028(a)	575,000	561,179
Level 3 Financing, Inc., 7.00%, 03/31/2034(a)	75,000	77,353
Viasat, Inc., 5.63%, 04/15/2027(a)	250,000	250,607
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(a)	200,000	197,160
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/2028(a)	200,000	196,339
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(a)	300,000	315,213
Zayo Group Holdings, Inc., 9.25% (or 9.25% PIK), 03/09/2030(a)	160,802	152,915
		3,109,048
Utilities - 2.4%
Alpha Generation LLC
6.75%, 10/15/2032(a)	200,000	206,812
6.25%, 01/15/2034(a)	100,000	101,069

The accompanying notes are an integral part of these financial statements.

26

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Calpine Corp., 4.63%, 02/01/2029(a)	$150,000	$150,203
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(a)	125,000	126,821
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/2027	175,000	175,281
Talen Energy Supply LLC, 6.50%, 02/01/2036(a)	250,000	258,679
TerraForm Power Operating LLC, 5.00%, 01/31/2028(a)	225,000	224,900
Vistra Operations Co. LLC, 6.88%, 04/15/2032(a)	250,000	263,473
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/2031(a)	200,000	210,304
		1,717,542
TOTAL CORPORATE BONDS (Cost $64,659,431)		66,075,141
BANK LOANS - 4.7%
Aerospace/Defense - 0.1%
PAC DAC (Phoenix Aviation) T/L B (10/25), Senior Secured First Lien, 7.11% (3 mo. SOFR US + 3.25%), 10/09/2030	75,000	74,391
Broadcasting - 0.1%
EW Scripps Co., Senior Secured First Lien
9.71% (1 mo. SOFR US + 5.75%), 06/30/2028	74,608	75,647
9.94% (1 mo. SOFR US + 5.75%), 06/30/2028	2,930	2,971
Sinclair Television Group, Inc., Senior Secured First Lien, 7.66% (3 mo. SOFR US + 3.30%), 12/31/2029	24,875	22,841
		101,459
Cable/Satellite TV - 0.6%
Cogeco Communications USA II LP, Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 09/30/2030	195,625	189,616
Telenet Financing USD LLC, Senior Secured First Lien, 5.98% (1 mo. SOFR US + 2.00%), 04/28/2028	200,000	200,288
Ziggo Financing Partnership, Senior Secured First Lien, 7.03% (3 mo. SOFR US + 3.25%), 01/14/2033	30,754	30,591
		420,495
Capital Goods - 0.1%
Arcline FM Holdings LLC, Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 06/24/2030	57,128	57,436
Consumer-Products - 0.3%
Recess Holdings, Inc., Senior Secured First Lien, 7.62% (3 mo. SOFR US + 3.75%), 02/20/2030	196,515	198,019
Diversified Financial Services - 0.3%
Neon Maple US Debt Mergersub, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.50%), 11/17/2031	230,814	231,381
		231,381

The accompanying notes are an integral part of these financial statements.

27

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Food/Beverage/Tobacco - 0.4%
Flora Food Management US Corp., Senior Secured First Lien, 7.73% (SOFR + 3.75%), 12/31/2027	$297,006	$288,035
Savor Acquisition, Inc., Senior Secured First Lien
6.72% (1 mo. SOFR US + 3.00%), 02/19/2032	2,854	2,869
6.84% (1 mo. SOFR US + 3.00%), 02/19/2032	25,146	25,282
		316,186
Gaming - 0.2%
Great Canadian Gaming Corp., Senior Secured First Lien, 8.44% (3 mo. SOFR US + 4.75%), 11/01/2029	125,000	123,203
Healthcare - 0.2%
Paradigm Parent LLC, First Lien, 8.38% (3 mo. Term SOFR + 4.50%), 04/19/2032	125,000	110,411
Hotels - 0.3%
Travel + Leisure Co., Senior Secured First Lien, 5.74% (3 mo. SOFR US + 2.00%), 12/14/2029	245,648	246,365
Restaurants - 0.2%
1011778 BC ULC, Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 09/23/2030	141,081	141,433
Services - 0.2%
DXP Enterprises, Inc./TX, 7.91% (1 mo. Term SOFR + 3.75%), 10/07/2030	97,765	98,743
Wash Bidco T/L B (09/25), Senior Secured First Lien, 6.97% (1 mo. SOFR US + 3.25%), 09/10/2032	52,000	52,509
		151,252
Technology - 0.5%
Indy US Holdco LLC, Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 10/31/2030	198,006	198,557
Viavi Solutions, Inc., Senior Secured First Lien, 6.39% (3 mo. SOFR US + 2.50%), 10/18/2032	125,000	125,937
		324,494
Telecommunications - 0.3%
Crown Subsea Communications Holding, Inc., Senior Secured First Lien, 7.22% (1 mo. SOFR US + 3.50%), 01/30/2031	247,500	249,728
Transportation Excluding Air/Rail - 0.7%
Beacon Mobility Corp., Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 08/06/2030	225,000	226,477
First Student Bidco, Inc., Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 08/15/2030	236,756	237,827
		464,304

The accompanying notes are an integral part of these financial statements.

28

MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Utilities - 0.2%
Long Ridge Energy T/L B (2/25), Senior Secured First Lien, 8.17% (3 mo. SOFR US + 4.50%), 02/09/2032	$123,876	$122,869
TOTAL BANK LOANS (Cost $3,311,788)		3,333,426

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Treasury Obligations Fund - Class X, 3.68%(b)	571,516	571,516
TOTAL MONEY MARKET FUNDS (Cost $571,516)		571,516
TOTAL INVESTMENTS - 98.8% (Cost $68,542,735)		$69,980,083
Other Assets in Excess of Liabilities - 1.2%		815,033
TOTAL NET ASSETS - 100.0%		$70,795,116

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $58,922,040 or 83.2% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

29

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025

		Par	Value
CORPORATE BONDS - 91.0%
Aerospace/Defense - 0.5%
Czechoslovak Group AS, 5.25%, 01/10/2031	EUR	$1,225,000	$1,493,571
TransDigm, Inc., 6.38%, 03/01/2029(a)		3,200,000	3,304,060
			4,797,631
Airlines - 2.3%
Air Canada, 3.88%, 08/15/2026(a)		1,595,000	1,588,366
Air France-KLM, 4.63%, 05/23/2029	EUR	2,000,000	2,438,446
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026(a)		524,167	525,184
5.75%, 04/20/2029(a)		1,325,000	1,350,011
Delta Air Lines, Inc.
4.95%, 07/10/2028		2,435,000	2,480,241
5.25%, 07/10/2030		1,200,000	1,234,790
Finnair Oyj
4.75%, 05/24/2029	EUR	1,500,000	1,809,548
4.25%, 11/27/2030	EUR	1,400,000	1,642,632
OneSky Flight LLC, 8.88%, 12/15/2029(a)		675,000	722,725
Transportes Aereos Portugueses SA, 5.13%, 11/15/2029	EUR	3,000,000	3,674,858
United Airlines, Inc., 4.38%, 04/15/2026(a)		2,850,000	2,848,150
Wizz Air Finance Co. BV, 1.00%, 01/19/2026	EUR	3,725,000	4,368,848
			24,683,799
Automotive & Auto Parts - 10.2%
Benteler International AG, 7.25%, 06/15/2031	EUR	950,000	1,201,767
Clarios Global LP / Clarios US Finance Co.
6.75%, 02/15/2030(a)		1,150,000	1,203,544
4.75%, 06/15/2031	EUR	1,000,000	1,194,694
Ford Motor Credit Co. LLC
6.95%, 06/10/2026		800,000	807,099
5.80%, 03/05/2027		3,000,000	3,038,944
5.85%, 05/17/2027		450,000	457,146
4.13%, 08/17/2027		1,050,000	1,042,087
5.92%, 03/20/2028		1,975,000	2,022,573
3.62%, 07/27/2028	EUR	4,050,000	4,797,554
6.80%, 11/07/2028		1,800,000	1,889,637
4.17%, 11/21/2028	EUR	2,500,000	2,999,413
3.78%, 09/16/2029	EUR	1,000,000	1,180,723
4.45%, 02/14/2030	EUR	3,000,000	3,610,869
Forvia SE
2.75%, 02/15/2027	EUR	529,000	620,837
2.38%, 06/15/2027	EUR	183,000	214,030
3.75%, 06/15/2028	EUR	715,000	841,602
5.38%, 03/15/2031	EUR	1,625,000	1,968,268
5.50%, 06/15/2031	EUR	1,325,000	1,617,671
General Motors Financial Co., Inc.
5.40%, 04/06/2026		1,000,000	1,003,575
2.35%, 02/26/2027		2,000,000	1,960,924

The accompanying notes are an integral part of these financial statements.

30

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Automotive & Auto Parts - (Continued)
5.40%, 05/08/2027		$2,340,000	$2,379,391
5.00%, 07/15/2027		875,000	887,077
5.05%, 04/04/2028		25,000	25,491
5.80%, 06/23/2028		1,000,000	1,037,179
5.80%, 01/07/2029		1,300,000	1,356,322
Gestamp Automocion SA, 4.38%, 10/15/2030	EUR	2,200,000	2,613,246
Goodyear Europe BV, 2.75%, 08/15/2028	EUR	425,000	490,212
Hyundai Capital America
4.88%, 11/01/2027(a)		1,313,000	1,331,548
4.25%, 09/18/2028(a)		550,000	550,507
5.30%, 01/08/2029(a)		1,805,000	1,853,634
5.30%, 06/24/2029(a)		2,500,000	2,576,123
5.30%, 01/08/2030(a)		1,175,000	1,212,160
IHO Verwaltungs GmbH
8.75% (or 9.50% PIK), 05/15/2028	EUR	2,250,000	2,768,519
6.75% (or 7.50% PIK), 11/15/2029	EUR	2,050,000	2,553,961
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/2028	EUR	5,525,000	6,550,241
Kia Corp.
3.25%, 04/21/2026		1,200,000	1,196,777
1.75%, 10/16/2026		3,000,000	2,944,204
LKQ Corp., 5.75%, 06/15/2028		260,000	268,718
Mahle GmbH, 6.50%, 05/02/2031	EUR	1,550,000	1,897,826
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/2026(a)		1,000,000	1,014,291
6.95%, 09/15/2026		1,000,000	1,014,291
5.63%, 09/29/2028(a)		1,625,000	1,630,779
6.13%, 09/30/2030(a)		2,225,000	2,226,946
Nissan Motor Co. Ltd.
2.65%, 03/17/2026	EUR	700,000	821,145
4.35%, 09/17/2027(a)		2,500,000	2,468,310
RAC Bond Co. PLC, 5.75%, 11/06/2029	GBP	1,450,000	2,007,599
RCI Banque SA
3.50%, 01/17/2028	EUR	2,600,000	3,089,410
2.93% (3 mo. EURIBOR + 0.90%), 03/05/2029	EUR	1,900,000	2,233,488
3.38%, 06/06/2030	EUR	1,800,000	2,115,124
Renault SA, 3.88%, 09/30/2030	EUR	1,700,000	2,014,695
Schaeffler AG, 4.75%, 08/14/2029	EUR	3,500,000	4,261,511
Stellantis Financial Services US Corp., 4.95%, 09/15/2028(a)		1,500,000	1,521,473
Stellantis NV
3.38%, 11/19/2028	EUR	3,300,000	3,919,385
3.50%, 09/19/2030	EUR	2,025,000	2,375,762
Volkswagen Bank GmbH, 2.75%, 06/19/2028	EUR	2,700,000	3,159,230
ZF Europe Finance BV
4.75%, 01/31/2029	EUR	1,000,000	1,172,784
6.13%, 03/13/2029	EUR	1,400,000	1,710,944
7.00%, 06/12/2030	EUR	600,000	745,292
			107,668,552

The accompanying notes are an integral part of these financial statements.

31

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - 20.3%
Abanca Corp. Bancaria SA, 8.38% to 09/23/2028 then 5 yr. Swap Rate EUR + 5.25%, 09/23/2033	EUR	$3,600,000	$4,724,119
Alpha Bank SA, 6.00% to 09/13/2029 then 5 yr. Swap Rate EUR + 3.27%, 09/13/2034	EUR	1,650,000	2,091,346
Banco Santander SA
2.25% to 10/04/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.65%, 10/04/2032	GBP	2,000,000	2,598,270
5.75% to 08/23/2028 then 5 yr. Swap Rate EUR + 2.85%, 08/23/2033	EUR	1,100,000	1,367,556
5.00% to 04/22/2029 then 5 yr. Swap Rate EUR + 2.50%, 04/22/2034	EUR	2,800,000	3,444,613
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027		900,000	888,696
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028		800,000	803,486
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028		1,300,000	1,285,628
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029		1,800,000	1,879,638
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031		2,150,000	2,221,736
Bank of Ireland Group PLC
6.75% to 03/01/2028 then 5 yr. Swap Rate EUR + 4.15%, 03/01/2033	EUR	2,575,000	3,229,955
4.75% to 08/10/2029 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034	EUR	3,200,000	3,901,798
Bank Polska Kasa Opieki SA, 3.75% to 06/04/2030 then 3 mo. EURIBOR + 1.65%, 06/04/2031	EUR	2,300,000	2,716,867
Bankinter SA, 5.00% to 06/25/2029 then 5 yr. Swap Rate EUR + 2.35%, 06/25/2034	EUR	2,000,000	2,450,532
Banque Federative du Credit Mutuel SA
3.88% to 06/16/2027 then 5 yr. Swap Rate EUR + 2.20%, 06/16/2032	EUR	4,100,000	4,877,385
4.00% to 01/15/2030 then 5 yr. Swap Rate EUR + 1.75%, 01/15/2035	EUR	2,200,000	2,609,140
Barclays PLC
5.83% to 05/09/2026 then SOFR + 2.21%, 05/09/2027		1,200,000	1,206,978
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029		850,000	866,574
3.15% (3 mo. EURIBOR + 1.10%), 05/14/2029	EUR	1,900,000	2,259,320
Bayerische Landesbank, 1.38% to 11/22/2027 then 5 yr. Swap Rate EUR + 1.40%, 11/22/2032	EUR	3,800,000	4,343,357
Belfius Bank SA, 1.25% to 04/06/2029 then 5 yr. Swap Rate EUR + 1.30%, 04/06/2034	EUR	4,900,000	5,408,885
BNP Paribas SA
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028		3,000,000	2,954,699
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029(a)		1,245,000	1,260,385
5.50% to 05/20/2029 then SOFR + 1.59%, 05/20/2030(a)		1,200,000	1,243,103
2.00% to 05/24/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.65%, 05/24/2031	GBP	2,500,000	3,336,725
1.13% to 01/15/2027 then 5 yr. Swap Rate EUR + 1.20%, 01/15/2032	EUR	500,000	577,202
2.50% to 03/31/2027 then 5 yr. Swap Rate EUR + 1.60%, 03/31/2032	EUR	1,800,000	2,102,867
4.16% to 08/28/2029 then 5 yr. Swap Rate EUR + 1.70%, 08/28/2034	EUR	3,100,000	3,709,650
BPCE SA
2.50% to 11/30/2027 then BPISDS05 + 1.83%, 11/30/2032	GBP	3,100,000	4,006,461
1.50% to 01/13/2027 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042	EUR	2,200,000	2,554,092

The accompanying notes are an integral part of these financial statements.

32

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
CaixaBank SA
6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027(a)		$1,900,000	$1,933,565
5.67% to 03/15/2029 then SOFR + 1.78%, 03/15/2030(a)		2,075,000	2,157,420
4.89% to 07/03/2030 then SOFR + 1.36%, 07/03/2031(a)		1,950,000	1,981,442
6.13% to 05/30/2029 then 5 yr. Swap Rate EUR + 3.00%, 05/30/2034	EUR	1,500,000	1,899,011
Ceska sporitelna AS, 5.94% to 06/29/2026 then 3 mo. EURIBOR + 2.40%, 06/29/2027	EUR	1,700,000	2,028,971
Citigroup, Inc.
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029		1,030,000	1,045,195
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031		875,000	879,032
Commerzbank AG
1.38% to 12/29/2026 then 5 yr. Swap Rate EUR + 1.73%, 12/29/2031	EUR	6,900,000	8,024,873
4.88% to 10/16/2029 then 5 yr. Swap Rate EUR + 2.15%, 10/16/2034	EUR	3,000,000	3,689,603
Credit Agricole SA
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028(a)		1,100,000	1,108,980
4.00% to 01/10/2028 then 5 yr. Swap Rate USD + 1.64%, 01/10/2033(a)		680,000	673,479
5.50% to 08/28/2028 then 5 yr. Swap Rate EUR + 2.25%, 08/28/2033	EUR	4,400,000	5,472,827
Danske Bank AS
1.00% to 05/15/2026 then 5 yr. Swap Rate EUR + 1.40%, 05/15/2031	EUR	2,000,000	2,345,982
4.42% to 09/12/2030 then 1 yr. CMT Rate + 0.85%, 09/12/2031(a)		1,675,000	1,667,920
Deutsche Bank AG, 4.00% to 06/24/2027 then 5 yr. Swap Rate EUR + 3.30%, 06/24/2032	EUR	3,100,000	3,687,518
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027		1,500,000	1,523,254
2.55% to 01/07/2027 then SOFR + 1.32%, 01/07/2028		1,550,000	1,524,874
Erste Group Bank AG, 0.88% to 11/15/2027 then 5 yr. Swap Rate EUR + 1.10%, 11/15/2032	EUR	2,500,000	2,840,238
Eurobank SA, 10.00% to 12/06/2027 then 5 yr. Swap Rate EUR + 7.59%, 12/06/2032	EUR	2,200,000	2,918,564
First Abu Dhabi Bank PJSC, 6.32% to 04/04/2029 then 5 yr. CMT Rate + 1.70%, 04/04/2034		2,300,000	2,392,842
Hamburg Commercial Bank AG, 4.50%, 07/24/2028	EUR	2,100,000	2,553,085
HSBC Holdings PLC
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029		1,080,000	1,090,686
6.36% to 11/16/2027 then 5 yr. Swap Rate EUR + 3.30%, 11/16/2032	EUR	4,800,000	5,980,258
ING Groep NV
2.13% to 05/26/2026 then 5 yr. Swap Rate EUR + 2.40%, 05/26/2031	EUR	1,100,000	1,291,096
0.88% to 06/09/2027 then 5 yr. Swap Rate EUR + 1.15%, 06/09/2032	EUR	1,900,000	2,179,530
1.00% to 11/16/2027 then 5 yr. Swap Rate EUR + 1.15%, 11/16/2032	EUR	3,000,000	3,412,380
4.38% to 08/15/2029 then 5 yr. Swap Rate EUR + 1.65%, 08/15/2034	EUR	2,700,000	3,262,684
4.25% to 08/26/2030 then 5 yr. Swap Rate EUR + 1.78%, 08/26/2035	EUR	600,000	722,727
Investec Bank PLC, 3.16% (3 mo. EURIBOR + 1.10%), 06/18/2028	EUR	2,700,000	3,204,656
Jyske Bank AS
1.25% to 01/28/2026 then 5 yr. Swap Rate EUR + 1.45%, 01/28/2031	EUR	3,668,000	4,306,076
5.13% to 05/01/2030 then 5 yr. Swap Rate EUR + 2.50%, 05/01/2035	EUR	2,000,000	2,474,139

The accompanying notes are an integral part of these financial statements.

33

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029(a)		$1,300,000	$1,343,294
Landsbankinn HF, 5.00%, 05/13/2028	EUR	2,025,000	2,489,862
Lloyds Banking Group PLC, 1.99% to 12/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.60%, 12/15/2031	GBP	6,000,000	7,944,381
National Australia Bank Ltd., 1.70% to 09/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.40%, 09/15/2031	GBP	500,000	661,167
Nationwide Building Society, 4.38% to 04/16/2029 then 5 yr. Swap Rate EUR + 1.65%, 04/16/2034	EUR	4,200,000	5,084,267
NatWest Group PLC
4.89% to 05/18/2028 then 3 mo. LIBOR USD + 1.75%, 05/18/2029(b)		1,783,000	1,814,968
2.11% to 11/28/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.75%, 11/28/2031	GBP	4,800,000	6,369,286
NatWest Markets PLC, 2.69% (3 mo. EURIBOR + 0.60%), 06/11/2028	EUR	1,900,000	2,247,970
NBK SPC Ltd., 1.63% to 09/15/2026 then SOFR + 1.05%, 09/15/2027		750,000	735,742
OTP Banka dd, 3.50% to 05/20/2027 then 3 mo. EURIBOR + 1.55%, 05/20/2028	EUR	1,000,000	1,184,370
QNB Finance Ltd., 5.08% (SOFR + 1.20%), 04/02/2029		4,300,000	4,355,211
Raiffeisen Bank zrt, 5.15% to 05/23/2029 then 3 mo. EURIBOR + 2.25%, 05/23/2030	EUR	2,100,000	2,585,160
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027		800,000	791,203
7.10% to 11/16/2026 then BPISDS01 + 2.87%, 11/16/2027	GBP	1,000,000	1,381,682
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028		700,000	688,265
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029		3,000,000	3,136,450
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029		675,000	676,020
Societe Generale SA, 1.13% to 06/30/2026 then 5 yr. Swap Rate EUR + 1.60%, 06/30/2031	EUR	1,000,000	1,165,070
Standard Chartered PLC
5.92% (SOFR + 2.03%), 02/08/2028		1,600,000	1,623,396
5.05% (SOFR + 1.17%), 05/14/2028		900,000	906,050
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029(a)		1,300,000	1,335,291
Tatra Banka as
0.50% to 04/23/2027 then 3 mo. EURIBOR + 0.80%, 04/23/2028	EUR	1,300,000	1,481,302
4.97% to 04/29/2029 then 3 mo. EURIBOR + 2.10%, 04/29/2030	EUR	1,000,000	1,227,402
UBS Group AG, 2.99% (3 mo. EURIBOR + 0.98%), 05/12/2029	EUR	1,900,000	2,254,230
UniCredit SpA
2.73% to 01/15/2027 then 5 yr. Swap Rate EUR + 2.80%, 01/15/2032	EUR	1,600,000	1,877,121
5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032(a)		2,000,000	2,034,298
			214,587,428
Broadcasting - 2.0%
Arqiva Broadcast Finance PLC, 8.63%, 07/01/2030	GBP	1,225,000	1,708,156
Asmodee Group AB, 5.75%, 12/15/2029	EUR	986,667	1,221,341
Lagardere SA, 4.75%, 06/12/2030	EUR	2,000,000	2,405,900
Nexstar Media, Inc., 4.75%, 11/01/2028(a)		2,975,000	2,955,306

The accompanying notes are an integral part of these financial statements.

34

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Broadcasting - (Continued)
Pinewood Finco PLC, 6.00%, 03/27/2030	GBP	$2,075,000	$2,819,369
Sirius XM Radio LLC, 4.13%, 07/01/2030(a)		1,325,000	1,261,096
TEGNA, Inc., 4.63%, 03/15/2028		3,025,000	2,996,308
Univision Communications, Inc., 8.00%, 08/15/2028(a)		2,800,000	2,901,884
Warnermedia Holdings, Inc.
3.76%, 03/15/2027		1,622,000	1,614,055
4.05%, 03/15/2029		1,630,000	1,585,322
			21,468,737
Building Materials - 0.2%
HT Troplast GmbH, 9.38%, 07/15/2028	EUR	1,225,000	1,500,075
James Hardie International Finance DAC, 5.00%, 01/15/2028(a)		422,000	422,379
Project Grand UK PLC, 9.00%, 06/01/2029	EUR	250,000	307,674
			2,230,128
Cable/Satellite TV - 1.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)		3,250,000	3,257,003
5.38%, 06/01/2029(a)		8,800,000	8,717,331
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.10%, 06/01/2029		1,020,000	1,065,685
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)		1,087,000	1,093,996
			14,134,015
Capital Goods - 1.7%
CK Hutchison International 24 Ltd., 5.38%, 04/26/2029		8,000,000	8,298,341
Fortune Star BVI Ltd.
3.95%, 10/02/2026	EUR	700,000	820,325
6.80%, 09/09/2029		2,475,000	2,440,362
5.88%, 11/20/2030	EUR	2,125,000	2,465,299
Traton Finance Luxembourg SA, 3.38%, 01/14/2028	EUR	2,700,000	3,204,329
Weir Group PLC, 6.88%, 06/14/2028	GBP	356,000	500,805
			17,729,461
Chemicals - 1.2%
Alpek SAB de CV, 4.25%, 09/18/2029		2,000,000	1,874,752
Azelis Finance NV, 4.75%, 09/25/2029	EUR	2,025,000	2,443,899
INEOS Finance PLC, 6.63%, 05/15/2028	EUR	1,775,000	1,938,692
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/2030	EUR	1,825,000	1,598,298
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(a)		1,800,000	1,728,662
2.30%, 11/01/2030(a)		800,000	723,199
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/2030		2,400,000	2,373,277
			12,680,779
Consumer-Products - 0.4%
Whirlpool Corp., 6.13%, 06/15/2030		2,950,000	2,945,155
Whirlpool EMEA Finance Sarl, 0.50%, 02/20/2028	EUR	1,300,000	1,432,063
			4,377,218

The accompanying notes are an integral part of these financial statements.

35

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Containers - 1.4%
Amcor Flexibles North America, Inc., 5.10%, 03/17/2030		$1,300,000	$1,336,329
Amcor UK Finance PLC, 3.20%, 11/17/2029	EUR	1,500,000	1,763,592
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 5.00%, 01/30/2031	EUR	1,275,000	1,516,266
Klabin Austria GmbH, 5.75%, 04/03/2029		2,400,000	2,444,194
OI European Group BV, 5.25%, 06/01/2029	EUR	1,725,000	2,100,145
Progroup AG, 5.13%, 04/15/2029	EUR	1,600,000	1,939,454
Silgan Holdings, Inc., 4.25%, 02/15/2031	EUR	2,800,000	3,339,926
			14,439,906
Diversified Financial Services - 10.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.10%, 01/15/2027		600,000	611,607
6.45%, 04/15/2027		1,481,000	1,522,119
4.63%, 10/15/2027		800,000	807,098
Air Lease Corp.
2.88%, 01/15/2026		2,364,000	2,362,754
2.10%, 09/01/2028		745,000	702,734
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/2028		1,025,000	1,049,886
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030(a)		600,000	613,755
American Express Co., 4.73% (SOFR + 1.26%), 04/25/2029		1,590,000	1,615,261
Ares Capital Corp., 7.00%, 01/15/2027		2,710,000	2,778,356
Aviation Capital Group LLC, 3.50%, 11/01/2027(a)		3,000,000	2,957,122
Avolon Holdings Funding Ltd.
4.25%, 04/15/2026(a)		1,225,000	1,224,839
4.90%, 10/10/2030(a)		1,850,000	1,862,204
Blackstone Private Credit Fund
1.75%, 11/30/2026	EUR	3,700,000	4,314,071
2.63%, 12/15/2026		3,180,000	3,125,399
3.25%, 03/15/2027		2,525,000	2,483,156
Blackstone Secured Lending Fund
3.63%, 01/15/2026		865,000	864,293
5.35%, 04/13/2028		2,000,000	2,018,808
Block, Inc., 5.63%, 08/15/2030(a)		775,000	791,189
Blue Owl Capital Corp., 3.40%, 07/15/2026		500,000	496,765
Blue Owl Credit Income Corp.
3.13%, 09/23/2026		200,000	197,820
7.75%, 09/16/2027		2,000,000	2,081,616
7.95%, 06/13/2028		1,000,000	1,058,841
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/2031	GBP	625,000	901,945
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(a)		2,825,000	2,809,773
CA Auto Bank SPA/Ireland, 6.00%, 12/06/2026	GBP	1,500,000	2,053,221
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)		2,350,000	2,358,963
Capital One Financial Corp., 5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029		1,330,000	1,367,116

The accompanying notes are an integral part of these financial statements.

36

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - (Continued)
DAE Sukuk Difc Ltd., 3.75%, 02/15/2026		$280,000	$279,487
Dcli Bidco LLC, 7.75%, 11/15/2029(a)		2,300,000	2,365,306
Deutsche Pfandbriefbank AG
5.00%, 02/05/2027	EUR	1,300,000	1,564,314
3.25%, 09/01/2028	EUR	4,275,000	4,992,976
Esic Sukuk Ltd., 5.83%, 02/14/2029		2,300,000	2,376,391
Fiserv, Inc.
2.25%, 06/01/2027		535,000	521,153
5.38%, 08/21/2028		700,000	718,522
4.20%, 10/01/2028		1,137,000	1,134,899
3.50%, 07/01/2029		1,600,000	1,553,327
Global Payments, Inc., 4.50%, 11/15/2028		1,925,000	1,929,650
Goldman Sachs Group, Inc., 5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031		2,225,000	2,300,107
HPS Corporate Lending Fund
5.30%, 06/05/2027(a)		475,000	478,229
4.90%, 09/11/2028(a)		1,000,000	995,470
Hyundai Card Co. Ltd., 5.75%, 04/24/2029		860,000	894,321
India Vehicle Finance, 5.85%, 03/25/2029		2,314,400	2,354,602
Jerrold Finco PLC
7.88%, 04/15/2030	GBP	900,000	1,249,278
7.50%, 06/15/2031	GBP	1,025,000	1,413,686
Mirae Asset Securities Co. Ltd.
5.50%, 07/31/2027		2,275,000	2,317,161
4.38%, 10/14/2028		2,750,000	2,752,637
Mitsubishi HC Capital UK PLC, 2.77% (3 mo. EURIBOR + 0.70%), 04/30/2026	EUR	1,400,000	1,646,827
Morgan Stanley
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027		1,000,000	986,009
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030		900,000	938,567
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031		2,000,000	2,065,138
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028		1,250,000	1,275,794
MSCI, Inc., 4.00%, 11/15/2029(a)		1,300,000	1,272,765
Muthoot Finance Ltd., 6.38%, 04/23/2029		250,000	254,057
National Rural Utilities Cooperative Finance Corp., 4.30%, 12/10/2030		400,000	401,080
Oma Saastopankki Oyj, 4.32% (3 mo. EURIBOR + 2.30%), 10/02/2029	EUR	2,000,000	2,365,676
Power Finance Corp. Ltd., 1.84%, 09/21/2028	EUR	1,900,000	2,143,150
REC Ltd.
2.25%, 09/01/2026		200,000	197,463
2.75%, 01/13/2027		2,840,000	2,797,159
4.75%, 09/27/2029		1,500,000	1,517,309
Servicios Financieros Carrefour Establecimiento Financiero de Credito SA, 3.50%, 09/29/2028	EUR	1,000,000	1,182,696
Shriram Finance Ltd., 6.15%, 04/03/2028		5,375,000	5,501,656

The accompanying notes are an integral part of these financial statements.

37

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - (Continued)
SoftBank Group Corp.
4.00%, 07/06/2026		$1,475,000	$1,463,452
5.00%, 04/15/2028	EUR	2,000,000	2,394,208
6.50%, 04/10/2029		1,200,000	1,206,477
Worldline SA/France, 0.88%, 06/30/2027	EUR	3,600,000	3,852,322
			110,684,032
Diversified Media - 0.5%
News Corp., 3.88%, 05/15/2029(a)		3,760,000	3,647,869
Prosus NV, 3.26%, 01/19/2027		2,000,000	1,972,317
			5,620,186
Energy - 4.0%
Devon Energy Corp., 5.88%, 06/15/2028		1,080,000	1,080,036
DT Midstream, Inc., 4.13%, 06/15/2029(a)		2,675,000	2,642,473
Energean PLC, 5.63%, 05/12/2031	EUR	1,850,000	2,177,162
Energy Transfer LP, 3.75%, 05/15/2030		1,000,000	974,565
EQT Corp., 6.50%, 07/01/2027		418,000	426,314
Expand Energy Corp.
5.38%, 02/01/2029		1,800,000	1,800,058
5.38%, 03/15/2030		463,000	469,558
ONEOK, Inc., 4.40%, 10/15/2029		975,000	980,256
Raizen Fuels Finance SA, 6.25%, 07/08/2032		1,900,000	1,598,375
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028(a)		3,000,000	3,029,996
SK Battery America, Inc., 2.13%, 01/26/2026		3,200,000	3,195,892
Societatea Nationala de Gaze Naturale ROMGAZ SA, 4.75%, 10/07/2029	EUR	4,175,000	5,046,916
Sunoco LP, 5.63%, 03/15/2031(a)		1,650,000	1,663,015
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(a)		5,875,000	5,901,614
Targa Resources Corp., 6.15%, 03/01/2029		930,000	979,859
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.88%, 01/15/2029		900,000	910,748
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/2026		1,800,000	1,792,901
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(a)		4,000,000	3,752,229
Vistra Operations Co. LLC, 4.30%, 10/15/2028(a)		590,000	592,418
Wintershall Dea Finance BV, 1.33%, 09/25/2028	EUR	2,400,000	2,679,814
			41,694,199
Environmental - 0.3%
Currenta Group Holdings Sarl, 5.50%, 05/15/2030	EUR	2,950,000	3,509,747
Food & Drug Retail - 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.50%, 03/31/2031(a)		1,250,000	1,265,468
Eroski S Coop, 5.75%, 05/15/2031	EUR	675,000	823,669
Market Bidco Finco PLC
6.75%, 01/31/2031	EUR	1,500,000	1,747,693
8.75%, 01/31/2031	GBP	1,225,000	1,630,875

The accompanying notes are an integral part of these financial statements.

38

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Food & Drug Retail - (Continued)
New Immo Holding SA, 4.95%, 11/14/2030	EUR	$1,800,000	$2,149,785
Picard Groupe SAS, 6.38%, 07/01/2029	EUR	1,975,000	2,427,453
			10,044,943
Food/Beverage/Tobacco - 2.4%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029(a)		500,000	510,375
Barry Callebaut Services NV, 3.75%, 02/19/2028	EUR	1,500,000	1,792,647
Campbell’s Co., 5.20%, 03/21/2029		1,000,000	1,025,389
Davide Campari-Milano NV, 1.25%, 10/06/2027	EUR	925,000	1,059,645
Flora Food Management BV, 6.88%, 07/02/2029	EUR	2,125,000	2,485,426
Keurig Dr Pepper, Inc.
5.10%, 03/15/2027		700,000	708,121
5.05%, 03/15/2029		2,500,000	2,553,554
3.95%, 04/15/2029		740,000	732,654
Mars, Inc., 4.80%, 03/01/2030(a)		2,000,000	2,045,583
Minerva Luxembourg SA, 4.38%, 03/18/2031		2,250,000	2,094,285
NBM US Holdings, Inc., 6.63%, 08/06/2029		2,500,000	2,532,413
Nomad Foods Bondco PLC, 2.50%, 06/24/2028	EUR	2,287,000	2,636,786
Performance Food Group, Inc., 6.13%, 09/15/2032(a)		1,300,000	1,341,829
Premier Foods Finance PLC, 3.50%, 10/15/2026	GBP	750,000	1,002,124
Tereos Finance Groupe I SA
4.75%, 04/30/2027	EUR	600,000	705,926
5.88%, 04/30/2030	EUR	1,925,000	2,198,587
			25,425,344
Gaming - 1.1%
Cirsa Finance International Sarl, 6.50%, 03/15/2029	EUR	1,050,000	1,284,076
Flutter Treasury DAC
5.00%, 04/29/2029	EUR	825,000	1,002,104
6.38%, 04/29/2029(a)		2,200,000	2,278,124
5.88%, 06/04/2031(a)		200,000	202,889
Lottomatica Group SpA, 4.88%, 01/31/2031	EUR	1,600,000	1,942,105
Sands China Ltd.
2.30%, 03/08/2027(c)		800,000	781,759
5.40%, 08/08/2028(c)		3,500,000	3,568,996
			11,060,053
Healthcare - 3.7%
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc., 5.87% (3 mo. EURIBOR + 3.88%), 01/15/2031	EUR	850,000	1,016,748
Baxter International, Inc., 4.45%, 02/15/2029		1,570,000	1,577,039
Centene Corp.
4.25%, 12/15/2027		2,225,000	2,213,258
4.63%, 12/15/2029		400,000	388,308
Cigna Group, 4.50%, 09/15/2030		1,250,000	1,260,029
CVS Health Corp.
5.00%, 01/30/2029		2,000,000	2,044,119
3.75%, 04/01/2030		3,000,000	2,932,482

The accompanying notes are an integral part of these financial statements.

39

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Healthcare - (Continued)
Ephios Subco 3 Sarl, 7.88%, 01/31/2031	EUR	$1,075,000	$1,352,028
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030		1,507,000	1,595,324
Grifols SA, 7.13%, 05/01/2030	EUR	2,500,000	3,091,207
Gruenenthal GmbH, 4.63%, 11/15/2031	EUR	2,275,000	2,709,955
HCA, Inc.
5.00%, 03/01/2028		950,000	968,266
4.13%, 06/15/2029		1,325,000	1,321,919
3.50%, 09/01/2030		675,000	650,016
4.30%, 11/15/2030		500,000	498,743
Humana, Inc.
5.75%, 12/01/2028		2,257,000	2,348,215
4.88%, 04/01/2030		3,264,000	3,313,159
IQVIA, Inc., 5.70%, 05/15/2028		1,475,000	1,527,009
Medline Borrower LP, 5.25%, 10/01/2029(a)		1,075,000	1,081,656
Nidda Healthcare Holding GmbH, 7.00%, 02/21/2030	EUR	1,500,000	1,836,951
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 2.88%, 04/30/2028	EUR	2,000,000	2,287,931
Quest Diagnostics, Inc., 4.63%, 12/15/2029		980,000	997,772
UCB SA, 4.25%, 03/20/2030	EUR	1,400,000	1,698,238
			38,710,372
Homebuilders/Real Estate - 5.5%
Aldar Sukuk No 2 Ltd., 3.88%, 10/22/2029		1,900,000	1,855,234
Alpha Star Holding VII Ltd., 7.75%, 04/27/2026		2,000,000	2,015,054
Alpha Star Holding VIII Ltd., 8.38%, 04/12/2027		2,200,000	2,271,903
Altrad Investment Authority SAS, 3.70%, 06/23/2029	EUR	4,100,000	4,860,854
American Tower Corp.
5.25%, 07/15/2028		700,000	720,091
5.20%, 02/15/2029		630,000	648,915
Arcadis NV, 4.88%, 02/28/2028	EUR	2,000,000	2,437,277
ARGAN SA, 1.01%, 11/17/2026	EUR	1,000,000	1,157,056
Aroundtown SA, 1.63%, 01/31/2028	EUR	1,700,000	1,948,524
Assemblin Caverion Group AB, 6.25%, 07/01/2030	EUR	575,000	705,108
Blackstone Property Partners Europe Holdings Sarl, 1.00%, 05/04/2028	EUR	3,200,000	3,598,774
Hammerson PLC
6.00%, 02/23/2026	GBP	2,100,000	2,838,657
7.25%, 04/21/2028	GBP	1,900,000	2,694,408
Heimstaden Bostad AB, 3.88%, 11/05/2029	EUR	2,125,000	2,527,465
Heimstaden Bostad Treasury BV, 1.00%, 04/13/2028	EUR	2,000,000	2,247,719
Kennedy-Wilson, Inc., 4.75%, 03/01/2029		4,675,000	4,559,485
Lennar Corp., 5.20%, 07/30/2030		525,000	540,352
Logicor Financing Sarl
4.63%, 07/25/2028	EUR	1,700,000	2,077,313
3.25%, 11/13/2028	EUR	3,000,000	3,573,615
MasTec, Inc., 4.50%, 08/15/2028(a)		3,500,000	3,483,729
New Immo Holding SA, 5.88%, 04/17/2028	EUR	500,000	609,090
Toll Brothers Finance Corp., 4.88%, 03/15/2027		1,300,000	1,310,597

The accompanying notes are an integral part of these financial statements.

40

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Homebuilders/Real Estate - (Continued)
Trust 2401, 4.87%, 01/15/2030(a)		$1,649,000	$1,625,353
Trust Fibra Uno, 4.87%, 01/15/2030		851,000	833,384
VIA Outlets BV, 1.75%, 11/15/2028	EUR	1,063,000	1,205,281
VICI Properties LP, 4.75%, 04/01/2028		500,000	505,528
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026(a)		2,860,000	2,860,564
Webuild SpA, 4.88%, 04/30/2030	EUR	1,700,000	2,105,365
			57,816,695
Hotels - 0.9%
Carnival Corp., 5.13%, 05/01/2029(a)		1,075,000	1,087,459
Essendi SA
6.38%, 10/15/2029	EUR	600,000	741,653
5.38%, 05/15/2030	EUR	2,000,000	2,422,105
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029(a)		2,675,000	2,599,838
Hyatt Hotels Corp., 5.25%, 06/30/2029		2,500,000	2,575,103
			9,426,158
Insurance - 1.2%
Athora Holding Ltd., 6.63%, 06/16/2028	EUR	2,400,000	3,012,675
Athora Netherlands NV, 5.38% to 08/31/2027 then 5 yr. Swap Rate EUR + 4.01%, 08/31/2032	EUR	3,775,000	4,552,812
Fidelidade - Co. De Seguros SA/Portugal, 4.25% to 09/04/2026 then 5 yr. Swap Rate EUR + 4.49%, 09/04/2031	EUR	4,000,000	4,748,873
			12,314,360
Leisure - 0.7%
eDreams ODIGEO SA, 4.88%, 12/30/2030	EUR	950,000	1,044,452
NCL Corp. Ltd., 5.88%, 01/15/2031(a)		2,350,000	2,342,436
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026(a)		465,000	465,067
5.50%, 08/31/2026(a)		648,000	649,050
5.50%, 04/01/2028(a)		3,250,000	3,310,950
			7,811,955
Metals/Mining - 0.3%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/2028		225,000	218,469
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029		1,200,000	1,262,901
Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/2028		1,800,000	1,866,072
			3,347,442
Paper - 0.2%
Suzano Austria GmbH, 6.00%, 01/15/2029		2,100,000	2,165,404
Publishing/Printing - 0.4%
Future PLC, 6.75%, 07/10/2030	GBP	1,600,000	2,148,195
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(a)		2,550,000	2,563,806
			4,712,001

The accompanying notes are an integral part of these financial statements.

41

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Restaurants - 0.4%
Bertrand Franchise Finance SAS, 5.75% (3 mo. EURIBOR + 3.75%), 07/18/2030	EUR	$1,075,000	$1,260,702
Punch Finance PLC, 7.88%, 12/30/2030	GBP	1,825,000	2,507,967
			3,768,669
Services - 3.2%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 5.38%, 05/21/2030	EUR	2,650,000	3,218,251
Arena Luxembourg Finance Sarl, 4.55% (3 mo. EURIBOR + 2.50%), 05/01/2030	EUR	975,000	1,158,873
Boels Topholding BV, 5.75%, 05/15/2030	EUR	1,950,000	2,374,592
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	2,000,000	2,336,872
Kapla Holding SAS, 5.60% (3 mo. EURIBOR + 3.50%), 07/31/2030	EUR	1,975,000	2,350,197
Leasys SpA, 2.54% (3 mo. EURIBOR + 0.50%), 09/22/2027	EUR	1,900,000	2,233,008
Loxam SAS
4.50%, 02/15/2027	EUR	425,000	503,090
6.38%, 05/31/2029	EUR	472,500	575,891
4.25%, 02/15/2031	EUR	1,875,000	2,207,992
Multiversity SpA, 7.13%, 05/17/2031	EUR	1,500,000	1,886,640
OEG Finance PLC, 7.25%, 09/27/2029	EUR	1,500,000	1,847,940
PeopleCert Wisdom Issuer PLC, 5.50%, 06/15/2031	EUR	875,000	1,037,631
Q-Park Holding I BV, 5.13%, 03/01/2029	EUR	1,000,000	1,207,897
Rekeep SpA, 9.00%, 09/15/2029	EUR	1,325,000	1,395,084
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030(a)		775,000	789,372
Summer BC Holdco B SARL, 5.88%, 02/15/2030	EUR	1,675,000	1,817,220
Uber Technologies, Inc., 4.50%, 08/15/2029(a)		3,500,000	3,506,993
Verisk Analytics, Inc., 4.50%, 08/15/2030		425,000	428,622
Verisure Holding AB, 7.13%, 02/01/2028	EUR	850,000	1,028,399
WESCO Distribution, Inc., 6.38%, 03/15/2029(a)		2,250,000	2,326,317
			34,230,881
Steel - 0.4%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/2028		4,000,000	4,082,902
Super Retail - 1.0%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(a)		2,025,000	2,043,826
Dick’s Sporting Goods, Inc., 4.00%, 10/01/2029(a)		1,685,000	1,654,532
ITM Entreprises SASU, 5.75%, 07/22/2029	EUR	3,100,000	3,888,835
Levi Strauss & Co., 4.00%, 08/15/2030	EUR	2,625,000	3,136,657
			10,723,850
Supranational - 0.2%
Africa Finance Corp., 4.38%, 04/17/2026		2,200,000	2,199,044
Technology - 5.4%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/2030	EUR	2,575,000	3,057,608
ams-OSRAM AG, 10.50%, 03/30/2029	EUR	2,250,000	2,763,681
Broadcom, Inc.
5.05%, 07/12/2029		600,000	618,348
4.60%, 07/15/2030		3,000,000	3,052,876

The accompanying notes are an integral part of these financial statements.

42

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Technology - (Continued)
Cloud Software Group, Inc., 6.50%, 03/31/2029(a)		$3,250,000	$3,294,681
Concentrix Corp.
6.65%, 08/02/2026		875,000	883,722
6.60%, 08/02/2028		1,170,000	1,207,683
Dell International LLC / EMC Corp.
6.02%, 06/15/2026		68,000	68,303
4.75%, 04/01/2028		1,025,000	1,040,067
5.00%, 04/01/2030		980,000	1,005,338
Foundry JV Holdco LLC, 5.90%, 01/25/2030(a)		1,930,000	2,021,216
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026		740,000	742,333
4.15%, 09/15/2028		700,000	701,010
Intel Corp.
3.15%, 05/11/2027		540,000	533,782
3.75%, 08/05/2027		500,000	497,513
LG Energy Solution Ltd.
5.38%, 07/02/2027(a)		950,000	964,546
5.25%, 04/02/2028		2,600,000	2,651,615
5.75%, 09/25/2028		1,830,000	1,894,212
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 08/19/2028		1,450,000	1,456,126
Oracle Corp.
4.80%, 08/03/2028		1,300,000	1,307,223
6.15%, 11/09/2029		1,150,000	1,201,946
2.95%, 04/01/2030		1,770,000	1,636,470
4.45%, 09/26/2030		2,880,000	2,820,215
Qorvo, Inc., 4.38%, 10/15/2029		2,755,000	2,718,236
Rocket Software, Inc., 9.00%, 11/28/2028(a)		2,675,000	2,760,511
Roper Technologies, Inc., 4.50%, 10/15/2029		990,000	1,001,627
SK Battery America, Inc., 4.88%, 01/23/2027		2,000,000	2,013,762
SK hynix, Inc., 6.38%, 01/17/2028		2,000,000	2,090,190
TD SYNNEX Corp., 4.30%, 01/17/2029		1,125,000	1,123,800
Teleperformance SE
5.25%, 11/22/2028	EUR	2,900,000	3,597,394
4.25%, 01/21/2030	EUR	2,800,000	3,387,094
Ubisoft Entertainment SA, 0.88%, 11/24/2027	EUR	2,800,000	3,033,458
			57,146,586
Telecommunications - 3.2%
Deutsche Telekom AG, 2.63%, 12/04/2029	EUR	5,050,000	5,896,495
e& PPF Telecom Group BV, 3.25%, 09/29/2027	EUR	1,075,000	1,276,778
Eutelsat SA, 9.75%, 04/13/2029	EUR	1,100,000	1,379,899
Fibercop SpA
7.88%, 07/31/2028	EUR	1,400,000	1,802,240
5.03% (3 mo. EURIBOR + 3.00%), 06/30/2031	EUR	3,050,000	3,613,345
NTT Finance Corp., 4.88%, 07/16/2030(a)		3,000,000	3,058,490
PLT VII Finance Sarl, 5.60% (3 mo. EURIBOR + 3.50%), 06/15/2031	EUR	1,350,000	1,600,482

The accompanying notes are an integral part of these financial statements.

43

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - (Continued)
Rogers Communications, Inc., 5.00%, 02/15/2029		$1,800,000	$1,835,835
SES SA
0.88%, 11/04/2027	EUR	1,100,000	1,238,895
3.50%, 01/14/2029	EUR	2,400,000	2,804,269
TDC Net AS
5.06%, 05/31/2028	EUR	1,500,000	1,839,953
5.19%, 08/02/2029	EUR	975,000	1,212,233
Telecommunications co Telekom Srbija AD Belgrade, 7.00%, 10/28/2029		1,150,000	1,152,487
T-Mobile USA, Inc., 4.75%, 02/01/2028		1,800,000	1,800,788
United Group BV
6.75%, 02/15/2031	EUR	675,000	818,516
6.50%, 10/31/2031	EUR	2,275,000	2,739,730
			34,070,435
Transportation Excluding Air/Rail - 1.5%
CMA CGM SA
5.50%, 07/15/2029	EUR	220,000	268,339
5.00%, 01/15/2031	EUR	1,375,000	1,618,854
Delhi International Airport Ltd., 6.13%, 10/31/2026		2,000,000	2,017,587
GXO Logistics, Inc.
1.65%, 07/15/2026		1,475,000	1,454,331
6.25%, 05/06/2029		990,000	1,044,504
IDS Financing PLC, 3.25%, 10/01/2029	EUR	1,900,000	2,220,299
International Distribution Services PLC, 7.38%, 09/14/2030	GBP	2,800,000	4,062,853
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/2028		800,000	833,856
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.55%, 05/01/2028(a)		2,275,000	2,341,677
			15,862,300
Utilities - 1.5%
Capital Power US Holdings, Inc., 5.26%, 06/01/2028(a)		1,000,000	1,020,825
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/2026		3,000,000	2,982,785
Fells Point Funding Trust, 3.05%, 01/31/2027(a)		1,300,000	1,285,081
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/2028		1,100,000	1,112,779
National Central Cooling Co. PJSC, 2.50%, 10/21/2027		2,000,000	1,936,314
NextEra Energy Capital Holdings, Inc., 5.05%, 03/15/2030		1,000,000	1,032,914
Vistra Operations Co. LLC, 5.05%, 12/30/2026(a)		525,000	529,017
Yorkshire Water Finance PLC, 1.75%, 11/26/2026	GBP	4,341,000	5,711,841
			15,611,556
TOTAL CORPORATE BONDS (Cost $922,515,975)			960,836,768
COLLATERALIZED LOAN OBLIGATIONS - 4.3%
Ares European CLO, A Series 21X, Class A, 3.23% (3 mo. EURIBOR + 1.22%), 04/15/2038	EUR	2,300,000	2,701,724
Aurium CLO, AR Series 7X, Class AR, 3.47% (3 mo. EURIBOR + 1.35%), 10/15/2038	EUR	1,325,000	1,562,068

The accompanying notes are an integral part of these financial statements.

44

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Avoca CLO, A1 Series 32X, Class A1, 3.18% (3 mo. EURIBOR + 1.17%), 04/15/2039	EUR	$2,300,000	$2,699,097
Bain Capital Credit CLO, A1 Series 2024-6A, Class A1, 5.20% (3 mo. Term SOFR + 1.33%), 01/21/2038(a)		2,000,000	2,005,380
Bain Capital Euro CLO, A1 Series 2024-3X, Class A1, 3.30% (3 mo. EURIBOR + 1.30%), 01/18/2038	EUR	2,000,000	2,354,069
Ballyrock CLO Ltd., A1A Series 2024-28A, Class A1A, 5.20% (3 mo. Term SOFR + 1.32%), 01/20/2038(a)		1,375,000	1,377,579
Blackrock European Clo XIII DAC, A Series 15X, Class A, 3.36% (3 mo. EURIBOR + 1.29%), 01/28/2038	EUR	1,700,000	2,002,415
Cairn CLO, A Series 2024-19X, Class A, 3.31% (3 mo. EURIBOR + 1.30%), 04/15/2039	EUR	2,000,000	2,356,118
Canyon Euro CLO, A Series 2025-2X, Class A, 3.40% (3 mo. EURIBOR + 1.35%), 10/15/2039	EUR	2,500,000	2,946,725
Capital Four CLO, A Series 8X, Class A, 3.36% (3 mo. EURIBOR + 1.29%), 10/25/2037	EUR	1,750,000	2,059,039
Carlyle Euro CLO, A1R3 Series 2013-1X, Class A1R3, 3.40% (3 mo. EURIBOR + 1.36%), 10/15/2038	EUR	2,000,000	2,354,391
CVC Cordatus Loan Fund, A1 Series 33X, Class A1, 3.31% (3 mo. EURIBOR + 1.29%), 03/24/2038	EUR	2,000,000	2,354,837
Henley CLO, A1 Series 12X, Class A1, 3.29% (3 mo. EURIBOR + 1.28%), 01/15/2038	EUR	1,800,000	2,117,583
Jubilee CLO, A Series 2024-29X, Class A, 3.31% (3 mo. EURIBOR + 1.30%), 01/15/2039	EUR	2,000,000	2,352,174
Neuberger Berman CLO Ltd., A Series 2024-58A, Class A, 5.22% (3 mo. Term SOFR + 1.34%), 10/18/2038(a)		1,100,000	1,101,937
Penta CLO, A Series 2024-18X, Class A, 3.31% (3 mo. EURIBOR + 1.28%), 01/15/2038	EUR	2,000,000	2,352,637
Providus CLO, A Series 11X, Class A, 3.29% (3 mo. EURIBOR + 1.29%), 01/20/2038	EUR	2,000,000	2,352,877
Ravensdale Park CLO, A Series 1X, Class A, 3.24% (3 mo. EURIBOR + 1.17%), 04/25/2038	EUR	950,000	1,114,302
RRE Loan Management, A1 Series 24X, Class A1, 3.17% (3 mo. EURIBOR + 1.16%), 04/15/2040	EUR	2,300,000	2,700,416
Trinitas Euro CLO, A Series 8X, Class A, 3.31% (3 mo. EURIBOR + 1.30%), 01/15/2038	EUR	2,000,000	2,354,957
Voya Euro CLO, A Series 8X, Class A, 3.29% (3 mo. EURIBOR + 1.28%), 01/15/2039	EUR	2,000,000	2,352,174
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $42,338,670)			45,572,499
BANK LOANS - 3.1%
Capital Goods - 0.1%
Emrld Borrower LP, Senior Secured First Lien, 6.12% (6 mo. SOFR US + 2.25%), 08/04/2031		878,908	881,734
Diversified Financial Services - 0.6%
Citadel Securities Global Holdings LLC, Senior Secured First Lien, 10.39% (3 mo. SOFR US + 2.00%), 10/31/2031		2,456,438	2,472,109

The accompanying notes are an integral part of these financial statements.

45

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

		Par	Value
BANK LOANS - (Continued)
Diversified Financial Services - 0.6%
Jane Street Group LLC, Senior Secured First Lien
5.82% (1 mo. SOFR US + 2.00%), 12/15/2031		$531,601	$529,772
5.82% (3 mo. SOFR US + 2.00%), 12/15/2031		2,903,320	2,893,333
			5,895,214
Healthcare - 0.4%
Financiere Mendel SASU, Senior Secured First Lien, 10.68% (3 mo. EURIBOR + 3.00%), 11/13/2030	EUR	1,000,000	1,188,907
Phoenix Guarantor, Inc., Senior Secured First Lien, 13.17% (1 mo. SOFR US + 2.50%), 02/21/2031		2,456,406	2,471,206
			3,660,113
Railroads - 0.3%
Genesee & Wyoming, Inc., Senior Secured First Lien, 5.42% (3 mo. SOFR US + 1.75%), 04/10/2031		3,456,250	3,460,000
Restaurants - 0.2%
1011778 BC ULC, Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 09/23/2030		1,885,789	1,890,504
Services - 0.2%
Circet Europe SASU, Senior Secured First Lien, 9.02% (3 mo. EURIBOR + 3.25%), 10/16/2028	EUR	1,000,000	1,188,284
PG Polaris BidCo Sarl, Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 03/26/2031		1,192,390	1,197,887
			2,386,171
Super Retail - 0.2%
Peer Holding III BV, Senior Secured First Lien
6.17% (3 mo. SOFR US + 2.50%), 07/01/2031		871,200	876,009
4.77% (3 mo. EURIBOR + 2.75%), 11/24/2031	EUR	1,000,000	1,184,806
			2,060,815
Technology - 0.3%
Coherent Corp., Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 07/02/2029		532,102	534,100
Gen Digital, Inc., Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 09/12/2029		2,403,253	2,409,766
			2,943,866
Telecommunications - 0.3%
Masorange Finco PLC, Senior Secured First Lien, 9.85% (6 mo. EURIBOR + 2.50%), 03/25/2031	EUR	1,000,000	1,181,192
Odido Holding BV, Senior Secured First Lien, 10.75% (3 mo. EURIBOR + 2.90%), 03/29/2029	EUR	1,000,000	1,188,496
Ziggo BV, Senior Secured First Lien, 7.94% (1 mo. EURIBOR + 3.00%), 01/31/2029	EUR	1,000,000	1,171,708
			3,541,396

The accompanying notes are an integral part of these financial statements.

46

MUZINICH LOW DURATION FUND
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Transportation Excluding Air/Rail - 0.1%
First Student Bidco, Inc., Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 08/15/2030	$1,537,162	$1,544,112
		1,544,112
Utilities - 0.4%
Calpine Construction Finance Co. LP, Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 07/31/2030	3,500,000	3,507,105
Constellation Renewables LLC, Senior Secured First Lien, 5.82% (3 mo. SOFR US + 2.00%), 12/15/2027	937,394	942,278
		4,449,383
TOTAL BANK LOANS (Cost $32,001,830)		32,713,308
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.7%
First American Treasury Obligations Fund - Class X, 3.68%(d)	28,180,942	28,180,942
TOTAL MONEY MARKET FUNDS (Cost $28,180,942)		28,180,942
TOTAL INVESTMENTS - 101.1% (Cost $1,025,037,417)		$1,067,303,517
Liabilities in Excess of Other Assets - (1.1)%		(11,302,527)
TOTAL NET ASSETS - 100.0%		$1,056,000,990

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
EUR - Euro
GBP - British Pound
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $168,483,229 or 16.0% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

47

Muzinich Low Duration Fund
Schedule of Forward Currency Contracts
December 31, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	01/14/2026	EUR	6,000,000	USD	7,046,976	$8,985
U.S. Bancorp Investments, Inc.	01/14/2026	GBP	3,000,000	USD	4,036,476	7,318
U.S. Bancorp Investments, Inc.	01/14/2026	USD	209,220,837	EUR	179,000,000	(1,282,013)
U.S. Bancorp Investments, Inc.	03/16/2026	USD	296,926,762	EUR	254,000,000	(2,627,150)
U.S. Bancorp Investments, Inc.	01/14/2026	USD	66,527,538	GBP	49,600,000	(329,852)
Net Unrealized Appreciation (Depreciation)						$ (4,222,712)

EUR - Euro
GBP - British Pound
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

48

Muzinich Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	Muzinich Dynamic Income Fund	Muzinich Flexible U.S. High Yield Income Fund	Muzinich Low Duration Fund
ASSETS:
Investments, at value	$162,950,786	$69,980,083	$1,067,303,517
Interest receivable	2,377,451	1,146,673	14,131,095
Foreign currency, at value	1,289,924	—	13,667,320
Receivable for investments sold	746,823	131,440	17,889,097
Receivable for fund shares sold	714,469	—	2,709,810
Deposit at broker for future contracts	326,118	—	84,587
Swap premiums paid	302,390	—	—
Deposit at broker for swap contracts	57,038	—	52,740
Receivable for swap contracts	49,749	—	—
Dividends receivable	17,425	3,461	70,572
Receivable for open forward currency contracts	—	—	16,303
Cash	—	3,732	91,728
Prepaid expenses and other assets	24,073	10,243	47,651
Total assets	168,856,246	71,275,632	1,116,064,420
LIABILITIES:
Payable for investments purchased	900,033	121,619	17,904
Distributions payable	820,966	276,950	54,395,062
Payable for capital shares redeemed	559,568	29	736,389
Payable for open forward currency contracts	381,013	—	4,239,015
Payable to adviser	88,066	9,623	292,678
Payable for fund administration and accounting fees	45,298	30,490	219,933
Payable for audit fees	27,475	25,821	25,821
Payable for shareholder servicing fees	14,135	261	—
Payable for custodian fees	9,436	985	42,272
Variation margin on futures contracts	8,863	—	—
Payable for transfer agent fees and expenses	8,024	2,987	49,760
Payable for compliance fees	3,687	3,686	3,687
Payable for registration fees	2,671	—	1,407
Payable for directors fees	464	425	707
Interest payable	50	2	270
Due to broker	—	101	—
Payable for expenses and other liabilities	25,184	7,537	38,525
Total liabilities	2,894,933	480,516	60,063,430
NET ASSETS	$ 165,961,313	$70,795,116	$1,056,000,990
NET ASSETS CONSISTS OF:
Paid-in capital	$190,396,929	$72,825,733	$1,073,517,878
Total accumulated losses	(24,435,616)	(2,030,617)	(17,516,888)
Total net assets	$ 165,961,313	$70,795,116	$1,056,000,990

The accompanying notes are an integral part of these financial statements.

49

Muzinich Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025(Continued)

	Muzinich Dynamic Income Fund	Muzinich Flexible U.S. High Yield Income Fund	Muzinich Low Duration Fund
Institutional Class
Net assets	$98,828,723	$3,090,264	$—
Shares issued and outstanding(a)	10,128,011	383,823	—
Net asset value per share	$9.76	$8.05	$—
Supra Institutional Class
Net assets	$67,132,590	$67,704,852	$1,056,000,990
Shares issued and outstanding(a)	6,872,300	8,409,141	112,985,030
Net asset value per share	$9.77	$8.05	$9.35
COST:
Investments, at cost	$156,664,592	$68,542,735	$1,025,037,417
Foreign currency, at cost	$1,286,295	$—	$13,544,041

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

50

Muzinich Funds
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Muzinich Dynamic Income Fund	Muzinich Flexible U.S. High Yield Income Fund	Muzinich Low Duration Fund
INVESTMENT INCOME:
Dividend income	$124,814	$44,506	$807,399
Interest income	8,355,732	4,506,098	57,460,879
Less: Interest withholding taxes	(1,361)	—	(15,697)
Other income	5,841	6,227	45,879
Total investment income	8,485,026	4,556,831	58,298,460
EXPENSES:
Investment advisory fee	970,954	354,196	5,332,339
Accounting fees	87,452	78,581	383,889
Shareholder service costs - Institutional Class	84,656	—	—
Fund administration fees	79,853	45,816	495,839
Custodian fees	49,710	9,170	223,836
Federal and state registration fees	38,588	37,974	89,264
Transfer agent fees	29,857	12,538	199,169
Audit fees	27,475	25,821	25,821
Trustees’ fees	25,891	21,999	48,017
Compliance fees	14,500	14,499	14,499
Reports to shareholders	13,952	4,635	56,757
Legal fees	11,625	9,590	11,258
Interest expense	15	943	27,470
Other expenses and fees	46,557	24,355	129,732
Total expenses	1,481,085	640,117	7,037,890
Expense reimbursement by Adviser	(425,462)	(265,658)	(1,085,599)
Net expenses	1,055,623	374,459	5,952,291
NET INVESTMENT INCOME	7,429,403	4,182,372	52,346,169
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,480,196	(32,837)	36,901,919
Futures contracts	(319,714)	—	—
Forward currency contracts	(5,234,879)	—	(37,339,366)
Swap contracts	(33,813)	—	—
Foreign currency translation	991,033	—	1,127,734
Net realized gain (loss)	(2,117,177)	(32,837)	690,287
Net change in unrealized appreciation (depreciation) on:
Investments	6,846,125	1,020,654	46,149,156
Future contracts	(25,397)	—	—
Forward currency contracts	(1,676,277)	—	(26,345,503)
Swap contracts	49,749	—	—
Foreign currency translation	(82,188)	—	203,031
Net change in unrealized appreciation (depreciation)	5,112,012	1,020,654	20,006,684
Net realized and unrealized gain (loss)	2,994,835	987,817	20,696,971
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 10,424,238	$ 5,170,189	$73,043,140

The accompanying notes are an integral part of these financial statements.

51

Muzinich Funds
Statements of Changes in Net Assets

	Muzinich Dynamic Income Fund		Muzinich Flexible U.S. High Yield Income Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$7,429,403	$11,081,455	$4,182,372	$3,642,656
Net realized gain (loss)	(2,117,177)	2,813,467	(32,837)	(48,529)
Net change in unrealized appreciation (depreciation)	5,112,012	(3,655,839)	1,020,654	109,151
Net increase (decrease) in net assets from operations	10,424,238	10,239,083	5,170,189	3,703,278
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(5,595,213)	(4,696,215)	(194,150)	(192,830)
From earnings - Supra Institutional Class	(3,957,832)	(5,718,411)	(4,043,430)	(3,417,049)
Total distributions to shareholders	(9,553,045)	(10,414,626)	(4,237,580)	(3,609,879)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	16,096,241	14,052,459	20,000	74,591
Shares issued from reinvestment of distributions - Institutional Class	5,469,282	4,463,800	183,388	180,984
Shares redeemed - Institutional Class	(16,193,606)	(18,294,013)	(51)	(74,308)
Redemption fees - Institutional Class	968	17,121	—	743
Shares sold - Supra Institutional Class	10,581,992	5,384,554	13,659,904	10,342,040
Shares issued from reinvestment of distributions - Supra Institutional Class	2,306,815	3,565,761	1,421,329	1,763,908
Shares redeemed - Supra Institutional Class	(12,914,062)	(114,986,938)	(4,484,848)	(864,638)
Redemption fees - Supra Institutional Class	694	871	—	—
Net increase (decrease) in net assets from capital transactions	5,348,324	(105,796,385)	10,799,722	11,423,320
NET INCREASE (DECREASE) IN NET ASSETS	6,219,517	(105,971,928)	11,732,331	11,516,719
NET ASSETS:
Beginning of the year	159,741,796	265,713,724	59,062,785	47,546,066
End of the year	$ 165,961,313	$159,741,796	$70,795,116	$59,062,785
SHARES TRANSACTIONS
Shares sold - Institutional Class	1,635,362	1,432,379	2,493	9,430
Shares issued from reinvestment of distributions - Institutional Class	560,759	456,749	22,987	22,825
Shares redeemed - Institutional Class	(1,651,685)	(1,864,456)	(6)	(9,430)
Shares sold - Supra Institutional Class	1,074,263	546,065	1,706,047	1,299,711
Shares issued from reinvestment of distributions - Supra Institutional Class	236,273	363,727	178,138	222,235
Shares redeemed - Supra Institutional Class	(1,307,473)	(11,589,180)	(559,398)	(109,234)
Total increase (decrease) in shares outstanding	547,499	(10,654,716)	1,350,261	1,435,537

The accompanying notes are an integral part of these financial statements.

52

Muzinich Funds
Statements of Changes in Net Assets(Continued)

	Muzinich Low Duration Fund
	Year Ended December 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$52,346,169	$50,079,001
Net realized gain (loss)	690,287	2,095,805
Net change in unrealized appreciation (depreciation)	20,006,684	14,598,106
Net increase (decrease) in net assets from operations	73,043,140	66,772,912
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Supra Institutional Class	(74,808,819)	(54,296,460)
Total distributions to shareholders	(74,808,819)	(54,296,460)
CAPITAL TRANSACTIONS:
Shares sold - Supra Institutional Class	517,583,521	425,440,008
Shares issued from reinvestment of distributions - Supra Institutional Class	541,586	54,095,876
Shares redeemed - Supra Institutional Class	(643,460,463)	(291,766,908)
Redemption fees - Supra Institutional Class	1,915	1
Net increase (decrease) in net assets from capital transactions	(125,333,441)	187,768,977
NET INCREASE (DECREASE) IN NET ASSETS	(127,099,120)	200,245,429
NET ASSETS:
Beginning of the year	1,183,100,110	982,854,681
End of the year	$ 1,056,000,990	$1,183,100,110
SHARES TRANSACTIONS
Shares sold - Supra Institutional Class	53,488,828	44,963,545
Shares issued from reinvestment of distributions - Supra Institutional Class	57,368	5,724,118
Shares redeemed - Supra Institutional Class	(66,310,464)	(30,881,898)
Total increase (decrease) in shares outstanding	(12,764,268)	19,805,765

The accompanying notes are an integral part of these financial statements.

53

Muzinich Dynamic Income Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.71	$9.80	$9.50	$10.50	$11.22
INVESTMENT OPERATIONS:
Net investment income(a)	0.45	0.44	0.37	0.26	0.31
Net realized and unrealized gain (loss) on investments(b)	0.18	(0.03)	0.32	(1.14)	(0.20)
Total from investment operations	0.63	0.41	0.69	(0.88)	(0.11)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)	(0.50)	(0.39)	(0.05)	(0.41)
Net realized gains	—	—	—	(0.07)	(0.42)
Total distributions	(0.58)	(0.50)	(0.39)	(0.12)	(0.83)
Redemption fee per share	0.00(d)	—	—	—	—
Net asset value, end of year	$9.76	$9.71	$9.80	$9.50	$10.50
TOTAL RETURN	6.59%	4.20%	7.40%	−8.39%	1.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$98,829	$93,026	$93,668	$89,146	$127,005
Ratio of expenses to average net assets(c):
Before expense reimbursement/recoupment	0.95%	0.89%	0.85%	0.87%	0.84%
After expense reimbursement/recoupment	0.69%	0.67%	0.68%	0.67%	0.66%
Ratio of net investment income (loss) to average net assets	4.55%	4.44%	3.81%	2.65%	2.81%
Portfolio turnover rate	127%	164%	135%	168%	139%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Includes line of credit interest expense of $14.72 or less than 0.01% for the year ended December 31, 2025.
(d)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

54

Muzinich Dynamic Income Fund
Financial Highlights
Supra Institutional Class

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.71	$9.80	$9.50	$10.51	$11.23
INVESTMENT OPERATIONS:
Net investment income(a)	0.46	0.44	0.37	0.27	0.32
Net realized and unrealized gain (loss) on investments(b)	0.18	(0.03)	0.33	(1.15)	(0.20)
Total from investment operations	0.64	0.41	0.70	(0.88)	0.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)	(0.50)	(0.40)	(0.06)	(0.42)
Net realized gains	—	—	—	(0.07)	(0.42)
Total distributions	(0.58)	(0.50)	(0.40)	(0.13)	(0.84)
Redemption fee per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of year	$9.77	$9.71	$9.80	$9.50	$10.51
TOTAL RETURN	6.74%	4.28%	7.48%	−8.41%	1.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$67,133	$66,716	$172,046	$209,404	$252,118
Ratio of expenses to average net assets(c):
Before expense reimbursement/recoupment	0.86%	0.82%	0.77%	0.80%	0.76%
After expense reimbursement/recoupment	0.60%	0.60%	0.60%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets	4.64%	4.51%	3.87%	2.74%	2.90%
Portfolio turnover rate	127%	164%	135%	168%	139%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Includes line of credit interest expense of $14.72 or less than 0.01% for the year ended December 31, 2025.
(d)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

55

Muzinich Flexible U.S. High Yield Income Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$7.94	$7.91	$7.68	$9.19	$9.97
INVESTMENT OPERATIONS:
Net investment income(a)	0.52	0.56	0.51	0.44	0.50
Net realized and unrealized gain (loss) on investments(b)	0.12	7.94	0.23	(1.50)	(0.07)
Total from investment operations	0.64	8.50	0.74	(1.06)	0.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(0.56)	(0.51)	(0.44)	(0.53)
Net realized gains	—	—	—	(0.01)	(0.68)
Total distributions	(0.53)	(0.56)	(0.51)	(0.45)	(1.21)
Redemption fee per share	—	0.00(c)	—	—	—
Net asset value, end of year	$8.05	$7.94	$7.91	$7.68	$9.19
TOTAL RETURN	8.27%	7.65%	9.80%	−11.17%	4.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,090	$2,844	$2,655	$2,838	$4,247
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.99%	1.07%	1.26%	1.37%	1.25%
After expense reimbursement/recoupment	0.58%	0.58%	0.58%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets	6.50%	7.05%	6.59%	5.34%	5.06%
Portfolio turnover rate	66%	91%	76%	59%	96%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

56

Muzinich Flexible U.S. High Yield Income Fund
Financial Highlights
Supra Institutional Class

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$7.94	$7.91	$7.68	$9.18	$9.96
INVESTMENT OPERATIONS:
Net investment income(a)	0.52	0.56	0.52	0.44	0.51
Net realized and unrealized gain (loss) on investments(b)	0.12	7.94	0.22	(1.49)	(0.08)
Total from investment operations	0.64	8.50	0.74	(1.05)	0.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(0.56)	(0.51)	(0.44)	(0.53)
Net realized gains	—	—	—	(0.01)	(0.68)
Total distributions	(0.53)	(0.56)	(0.51)	(0.45)	(1.21)
Redemption fee per share	—	0.00(c)	—	—	—
Net asset value, end of year	$8.05	$7.94	$7.91	$7.68	$9.18
TOTAL RETURN	8.27%	7.65%	9.98%	−11.61%	4.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$67,705	$56,219	$44,891	$30,312	$25,222
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.99%	1.06%	1.27%	1.37%	1.19%
After expense reimbursement/recoupment	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets	6.49%	7.03%	6.65%	5.46%	5.11%
Portfolio turnover rate	66%	91%	76%	59%	96%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

57

Muzinich Low Duration Fund
Financial Highlights
Supra Institutional Class

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.41	$9.28	$9.05	$9.73	$10.10
INVESTMENT OPERATIONS:
Net investment income(a)	0.43	0.44	0.39	0.26	0.25
Net realized and unrealized gain (loss) on investments(b)	0.17	9.42	0.29	(0.59)	—
Total from investment operations	0.60	9.86	0.68	(0.33)	0.25
LESS DISTRIBUTIONS FROM:
Net investment income	(0.66)	(0.45)	(0.45)	(0.10)	(0.62)
Net realized gains	—	—	—	(0.25)	—
Total distributions	(0.66)	(0.45)	(0.45)	(0.35)	(0.62)
Redemption fee per share	0.00(c)	0.00(c)	—	—	—
Net asset value, end of year	$9.35	$9.41	$9.28	$9.05	$9.73
TOTAL RETURN	6.38%	6.30%	7.63%	−3.41%	2.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,056,001	$1,183,100	$982,855	$941,251	$369,539
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.59%	0.58%	0.58%	0.61%	0.62%
After expense reimbursement/recoupment	0.50%	0.50%	0.50%	0.50%	0.49%
Ratio of net investment income (loss) to average net assets	4.42%	4.63%	4.19%	2.83%	2.46%
Portfolio turnover rate	69%	57%	49%	26%	69%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

58

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025
NOTE 1 – ORGANIZATION
The Muzinich Dynamic Income Fund (“Dynamic Income Fund”, formerly the Muzinich Credit Opportunities Fund), Muzinich Flexible U.S. High Yield Income Fund (“Flexible U.S. High Yield Income Fund”), and Muzinich Low Duration Fund (“Low Duration Fund”) (each a “Fund,” collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Funds commenced operations on January 3, 2013, March 31, 2016, and June 29, 2018, respectively.
The Funds offer two classes of shares: Institutional shares, and Supra Institutional shares. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its relative net assets. Currently, the Dynamic Income Fund offers Supra Institutional and Institutional Class shares, the Flexible U.S. High Yield Income Fund offers Supra Institutional and Institutional Class shares, and the Low Duration Fund offers Supra Institutional shares.
The investment objective of the Dynamic Income Fund is primarily to provide a high level of income and capital appreciation. The investment objective of the Flexible U.S. High Yield Income Fund is to provide a high level of income on a risk-adjusted basis over a full market cycle. The investment objective of the Low Duration Fund is to protect capital and generate positive returns under most market conditions.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Forward foreign currency exchange contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Swap contracts, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.
Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has adopted a Valuation Policy designating Muzinich & Co., Inc. (the “Advisor”) as the Funds’ Valuation Designee. Under Rule 2a-5, the Valuation Designee shall determine the fair value of securities for which readily available market quotes are not available in accordance with procedures approved by the Board.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Dynamic Income Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$148,018,714	$—	$148,018,714
Collateralized Loan Obligations	—	5,996,238	—	5,996,238
Bank Loans	—	11	—	11
Money Market Funds	5,140,680	—	—	5,140,680
U.S. Treasury Bills	—	3,795,143	—	3,795,143
Total Investments	$5,140,680	$157,810,106	$—	$162,950,786

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Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments[1]:
Credit Default Swaps	$—	$49,749	$—	$49,749
Total Other Financial Instruments	$—	$49,749	$—	$49,749
Liabilities:
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$(381,013)	$—	$(381,013)
Futures[2]	(25,397)	—	—	(25,397)
Total Other Financial Instruments	$(25,397)	$(381,013)	$—	$(406,410)

[1]	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of December 31, 2025.
[2]
The Statement of Assets and Liabilities reports the current day’s variation margin. The fair value reported in other tables in the footnotes to the financial statements is the cumulative unrealized gain (loss) of futures $(25,397).

Refer to the Schedule of Investments for further disaggregation of investment categories.
Flexible U.S. High Yield Income Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$66,075,141	$—	$66,075,141
Bank Loans	—	3,333,426	—	3,333,426
Money Market Fund	571,516	—	—	571,516
Total Assets	$571,516	$69,408,567	$—	$69,980,083

Refer to the Schedule of Investments for further disaggregation of investment categories.
The following is a reconciliation of the Flexible U.S. High Yield’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Corporate Bond	Total
Balanced as of December 31, 2024	$266,063	$266,063
Acquisitions	—	—
Dispositions	(167,148)	(167,148)
Accrued discounts/premiums	—	—
Realized gain (loss)	(107,853)	(107,853)
Change in unrealized appreciation/depreciation	8,938	8,938
Transfer in and/or out of Level 3	—	—
Balanced as of December 31, 2025	—	—
Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2025	$—	$—

61

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Low Duration Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$960,836,768	$—	$960,836,768
Collateralized Loan Obligations[1]	—	45,572,499	—	45,572,499
Bank Loans	—	32,713,308	—	32,713,308
Money Market Funds	28,180,942	—	—	28,180,942
Total Assets	$28,180,942	$1,039,122,575	$—	$1,067,303,517
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$16,303	$—	$16,303
Total Other Financial Instruments	$—	$16,303	$—	$16,303
Liabilities:
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$(4,239,015)	$—	$(4,239,015)
Total Other Financial Instruments	$—	$(4,239,015)	$—	$(4,239,015)

[1]	The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of December 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The following is a reconciliation of the Low Duration Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Collateralized Loan Obligation CLO	Total
Balanced as of December 31, 2024	$2,071,702	$2,071,702
Acquisitions	—
Dispositions	—	—
Accrued discounts/premiums	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	280,473	280,473
Transfer in and/or out of Level 3	(2,352,174)	(2,352,174)
Balanced as of December 31, 2025	—	—
Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2025	$—	$—

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.
The Advisor, as the Fund's Valuation Designee, oversees valuation techniques.
The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and` why the Funds use forward contracts and swap contracts (types of derivatives), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Funds may use derivatives in various ways. The Funds may, but are not required to, use derivatives for risk management purposes or as part of its investment

62

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.
The average notional value of forward foreign currency exchange contracts outstanding during the period ended December 31, 2025, for the Dynamic Income Fund and Low Duration Fund was $65,099,897, and $661,985,980 respectively. Forward foreign currency exchange contracts entered during the period ended December 31, 2025, were with the U.S. Bank for the Dynamic Income Fund, and the Low Duration Fund. The Dynamic Income Fund’s average notional value when in use of exchange traded futures contracts outstanding during the period ended December 31, 2025, was $5,554,653 and were entered into with Morgan Stanley. The Dynamic Income Fund entered into swap contract transactions with Barclays Investment Bank, BNP Paribas, Inc, Bank of America, Goldman Sachs & Co., and Jefferies during the period ended December 31, 2025, at an average transaction notional value of $241,794, $129,259, $97,737, $67,144, $154,454, respectively.
The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars. The average notional amount for forward foreign currency exchange contracts is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The notional amount for swap contracts is the principal value. The average notional amounts are based on the notional amounts at each month end during the period for futures and the daily notional amounts for swaps.
The following tables show the effects of derivative instruments on the financial statements.
Statements of Assets and Liabilities
Fair values of derivative instruments as of December 31, 2025:
Dynamic Income Fund

	Asset Derivatives as of December 31, 2025		Liability Derivatives as of December 31, 2025
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$—	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(381,013)
		$—		$(381,013)
Credit Default - Swap Contracts	Unrealized Appreciation on Swap Contracts	$49,749	Unrealized Depreciation on Swap Contracts	$—
		$49,749		$—
Futures Contracts	Unrealized Appreciation on Futures Contracts	$—	Unrealized Depreciation on Futures Contracts	$(25,397)
		$—		$(25,397)

Low Duration Fund

	Asset Derivatives as of December 31, 2025		Liability Derivatives as of December 31, 2025
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$16,303	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(4,239,015)
		$16,303		$(4,239,015)

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Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Statements of Operations
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025:
Dynamic Income Fund

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Forward Foreign Currency Exchange Contracts	Net realized and unrealized gain (loss) on forward foreign currency exchange contracts	$(5,234,879)	$(1,676,277)
Credit Default - Swap Contracts	Net realized and unrealized gain (loss) on swap contracts	(33,813)	49,749
Futures Contracts	Net realized and unrealized gain (loss) on futures contracts	(319,714)	(25,397)
		$(5,558,406)	$(1,651,925)

Low Duration Fund

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Forward Foreign Currency Exchange Contracts	Net realized and unrealized gain (loss) on forward foreign currency exchange contracts	$ (37,339,366)	$ (26,345,503)

The Flexible U.S. High Yield Income Fund did not have derivatives activity during the period ended December 31, 2025.
B.
Swap Contracts. A swap, which may be a customized and privately negotiated agreement or a standardized and exchange- traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as applicable, only the net amount of the two payments). Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps. Payments received by the Funds from swap agreements will result in taxable income, either as ordinary income or capital gains. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well-established and relatively liquid. The Dynamic Income Fund had swap contracts activity during the period ended December 31, 2025. Realized and unrealized gains and losses are included in the Statements of Operations. The Flexible U.S. High Yield Income Fund, Low Duration Fund did not have swap contracts activity during the period ended December 31, 2025.

C.
Futures Contracts. Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Upon entering into a futures contract, each Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum “initial margin”

64

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange- imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Dynamic Income Fund had futures contracts activity during the period ended December 31, 2025. Realized and unrealized gains and losses are included in the Statements of Operations. The Flexible U.S. High Yield Income Fund, Low Duration Fund did not have futures contracts activity during the period ended December 31, 2025.
D.
Forward Foreign Currency Exchange Contracts. During the period ended December 31, 2025, the Dynamic Income Fund, Low Duration Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward foreign currency exchange contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. The Flexible U.S. High Yield Income Fund did not have forward foreign currency exchange contract activity during the period ended December 31, 2025.

E.
Bank Loans. Floating rate bank loan notes (“Bank Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Bank Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset under investments at value, and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investment securities. Unfunded loan commitments are included in the Schedules of Investments.
The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended December, 31, 2025, are summarized in the following table:

	Unfunded Loan Commitments	Value	Net Unrealized Appreciation (Depreciation)
Dynamic Income Fund	$—	$—	$—
Flexible U.S. High Yield Income Fund	10,572	10,642	149
Low Duration Fund	—	—	—

F.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds

65

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
include foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in “Change in net unrealized appreciation/depreciation on foreign currency translation” and “Net realized gain (loss) on foreign currency.” The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in “Change in net unrealized appreciation/depreciation on investments” and “Net realized gain (loss) on investments” as shown in the Statements of Operations.
G.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.
As of the most recent fiscal year ended December 31, 2025, the Dynamic Income Fund, the Flexible U.S. High Yield Income Fund, and Low Duration Fund, did not defer any post-October losses. The Dynamic Income Fund, the Flexible U.S. High Yield Income Fund, and the Low Duration Fund did not defer any late-year losses as of December 31, 2025.
As of the most recent fiscal year ended December 31, 2025, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Dynamic Income Fund	Flexible U.S. High Yield Income Fund	Low Duration Fund
Short-Term Capital Loss Carryovers	$22,584,865	$1,285,854	$23,698,441
Long-Term Capital Loss Carryovers	10,680,752	2,149,582	38,507,172
Total	$33,265,617	$3,435,436	$62,205,613

As of December 31, 2025, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
H.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

I.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Dynamic Income Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for the Flexible U.S. High Yield Income Fund, and Low Duration Fund normally are declared and paid on a monthly basis. Distributions are recorded on the ex-dividend date. Distributions to shareholders from net realized gains for the Funds normally are declared and paid on an annual basis, if applicable.

66

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
J.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

K.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1% redemption fee on shares held less than 90 days. The fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

L.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

M.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

N.
Variable and Floating Rate Securities. The Funds may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.
Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. A Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.
O.
When-Issued Securities and Forward Commitments. The Funds may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

67

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 5% of the Fund’s total assets would be committed to such transactions.
P.
Deposits at Broker. Deposits at broker represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such deposits are excluded from cash and equivalents in the Statements of Assets and Liabilities. Interest income earned on such deposits is recorded in “Other income” on the Statements of Operations, if applicable.

Q.
Offsetting Agreements. The Funds may be subject to netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of December 31, 2025:
Dynamic Income Fund

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Forward foreign currency exchange contracts	$—	$—	$—	$—	$—	$—
Liabilities
Forward foreign currency exchange contracts	(381,013)	—	(381,013)	—	—	(381,013)

Low Duration Fund

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Forward foreign currency exchange contracts	$16,303	$—	$16,303	$—	$—	$16,303
Liabilities
Forward foreign currency exchange contracts	(4,239,015)	—	(4,239,015)	—	—	(4,239,015)

The above forward foreign currency exchange contracts had U.S. Bank N.A. as their counterparty.

68

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
R.
Segment Reporting. Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed by the Chief Administrative Officer and Chief Operating Officer, both of whom are Directors of the Adviser, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.

S.
New Accounting Pronouncement. In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.

T.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

	Distributable (Accumulated) Earnings (Losses)	Paid-In Capital
Dynamic Income Fund	$—	$—
Flexible U.S. High Yield Income Fund	3,468	(3,468)
Low Duration Fund	—	—

U.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Muzinich & Co., Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee. For the Dynamic Income Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund. For the Flexible U.S. High Yield Income Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the Low Duration Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the Fund. The investment advisory fees incurred by the Funds for the period ended December 31, 2025, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) to limit total expenses to 0.60%, 0.58%, and 0.50% of the Dynamic Income Fund’s, Flexible U.S. High Yield Income Fund’s, and Low Duration Fund’s average daily net assets, respectively at least through April 30, 2026. The Operating Expenses Limitation Agreements have an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty (60) days’ written notice to the Advisor. Any fees waived and/or Fund expenses absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Advisor, if so requested by the Advisor, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such

69

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
reimbursement is also contingent upon the Board’s review and approval. The amounts of fees waived and expenses absorbed by the Advisor during the period ended December 31, 2025, are disclosed in the Statements of Operations. Any amount due from the Advisor is paid monthly to the Funds, if applicable.
As of December 31, 2025, the remaining cumulative amounts that may be recouped by the Advisor on behalf of the Funds are shown in the following tables. The Advisor may recapture a portion of the unreimbursed amounts no later than the dates as stated.

Expiration	Dynamic Income Fund	Flexible U.S. High Yield Income Fund	Low Duration Fund
December 31, 2026	486,807	247,658	838,624
December 31, 2027	534,929	250,810	896,013
December 31, 2028	425,462	265,658	1,085,599
Total	$ 1,447,198	$ 764,126	$ 2,820,236

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the period ended December 31, 2025, are disclosed in the Statements of Operations.
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.
Pursuant to a Shareholder Service Plan adopted by the Trust and established by the Funds with respect to the Class A shares and Institutional Class shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). Under the Shareholder Service Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals who provide Shareholder Servicing Activities for their clients invested in the Funds. The shareholder servicing fees incurred by the Funds for the period ended December 31, 2025, are disclosed in the Statements of Operations.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the period ended December 31, 2025, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales/ Maturities
Dynamic Income Fund	$197,699,511	$ 196,831,575
Flexible U.S. High Yield Income Fund	51,614,455	40,948,832
Low Duration Fund	792,323,736	970,477,889

For the period ended December 31, 2025, the cost of purchases and proceeds from the sales and maturities of long-term U.S. Government obligations included in the above, were as follows:

	Purchases	Sales/ Maturities
Dynamic Income Fund	$21,307,871	$21,190,002
Flexible U.S. High Yield Income Fund	1,349,056	1,350,000
Low Duration Fund	—	—

70

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the period ended December 31, 2025, and the year ended December 31, 2024, was as follows:

	Ordinary Income
	December 31,
	2025	2024
Dynamic Income Fund	$9,553,045	$ 10,414,626
Flexible U.S. High Yield Income Fund	4,237,580	3,609,879
Low Duration Fund	74,808,819	54,296,460

Long-Term Capital Gains[1]
December 31,
	2025	2024
Dynamic Income Fund	$—	$—
Flexible U.S. High Yield Income Fund	—	—
Low Duration Fund	—	—

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).
The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.
The cost basis of investments for federal income tax purposes as of the most recent fiscal year ended December 31, 2025, was as follows:

	Dynamic Income Fund	U.S. High Yield Fund	Low Duration Fund
Cost of Investments	$156,666,573	$68,575,264	$1,025,039,788
Gross tax unrealized appreciation	6,827,249	1,597,154	47,806,048
Gross tax unrealized depreciation	(543,036)	(192,335)	(5,542,320)
Net tax unrealized appreciation (depreciation)	6,284,213	1,404,819	42,263,728
Undistributed ordinary income (loss)	2,578,923	—	2,488,187
Undistributed long-term capital gains (losses)	—	—	—
Total distributable earnings	2,578,923	—	2,488,187
Other distributable (accumulated) gains (losses)	(33,298,752)	(3,435,436)	(62,268,803)
Total distributable (accumulated) earningst (losses)	$(24,435,616)	$(2,030,617)	$(17,516,888)

NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Dynamic Income Fund, Flexible U.S. High Yield Income Fund, and Low Duration Fund credit facilities pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the period ended December 31, 2025, are as follows:

Dynamic Income Fund
Maximum available credit	$18,000,000
Largest amount outstanding on an individual day	1,377,000
Average daily loan outstanding when in use	694,889
Credit facility outstanding as of December 31, 2025	—
Average interest rate when in use	7.50%

71

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)

Flexible U.S. High Yield Income Fund
Maximum available credit	$7,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of December 31, 2025	—
Average interest rate when in use	0.00%
Low Duration Fund
Maximum available credit	$80,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of December 31, 2025	—
Average interest rate when in use	0.00%

Interest expense for the period ended December 31, 2025, is disclosed in the Statements of Operations, if applicable.

72

Muzinich Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of
Muzinich Funds and
The Board of Trustees of
Professionally Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Muzinich Dynamic Income Fund (formerly, Muzinich Credit Opportunities Fund), Muzinich Flexible U.S. High Yield Income Fund, and Muzinich Low Duration Fund (collectively, the “Funds”), each a series of Professionally Managed Portfolios, including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 27, 2026

73

Muzinich Funds
Additional Information (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Dynamic Income Fund	0.00%
U.S. High Yield Fund	0.00%
Low Duration Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2025, was as follows:

Dynamic Income Fund	0.00%
U.S. High Yield Fund	0.00%
Low Duration Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

Dynamic Income Fund	0.00%
U.S. High Yield Fund	0.00%
Low Duration Fund	0.00%

INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov., and the Funds’ website at www.muzinichusfunds.com/literature.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing Funds’ website at www.muzinichusfunds.com/literature. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling toll-free 1-855-MUZINICH (1-855-689-4642).

74

Muzinich Funds
Additional Information (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

75

Muzinich Funds
Approval of Investment Advisory Agreement (Unaudited)
MUZINICH DYNAMIC INCOME FUND
MUZINICH FLEXIBLE U.S. HIGH YIELD INCOME FUND
MUZINICH LOW DURATION FUND
At a meeting held on August 13-14, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Muzinich and Co., Inc. (the “Advisor”) for each of the Muzinich Dynamic Income Fund (formerly known as the Muzinich Credit Opportunities Fund), the Muzinich Flexible U.S. High Yield Income Fund and the Muzinich Low Duration Fund (each a “Fund,” and together, the “Funds”). At this meeting and at a prior meeting held on June 18, 2025, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1. The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss fund performance and investment outlook, as well as, various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.
2. The Funds’ historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts, all for periods ended March 31, 2025. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
For the Muzinich Dynamic Income Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one-, three-, and five-year periods and outperformed for the ten-year period. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three-, five, and ten-year periods. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting that the Fund underperformed its benchmark for the one and three-year periods and outperformed the benchmark for the five- and ten-year periods. The Board noted that the Fund

76

Muzinich Funds
Approval of Investment Advisory Agreement (Unaudited)(Continued)
outperformed the Advisor’s similarly managed account composite for the one-and three-year periods, and underperformed for the five-and ten-year periods, noting that such differences were not significant.
For the Muzinich Flexible U.S. High Yield Income Fund, the Board noted the Fund underperformed its Morningstar peer group average for the one-, three-, and five-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three- and five-year periods. The Board noted that the Fund underperformed its broad-based securities market benchmark for the one-year, three-, and five-year periods. The Board also noted the Fund outperformed compared to the Advisor’s similarly managed account composite for the one-year period.
For the Muzinich Low Duration Fund, the Board noted the Fund outperformed its Morningstar peer group average for the one-, three-, and five-year periods. The Board also noted that the Fund outperformed the average of its Cohort for the one-, three-, and five-year periods. The Board noted that the Fund outperformed its broad-based securities market benchmark for the one-year, three-year and five-year periods. The Board also noted the Fund outperformed the Advisor’s similarly managed account composite for the one-, three- and five-year periods.
3. The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.
For the Muzinich Dynamic Income Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.60% for the Fund excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was below its peer group average. The Board noted that the Fund’s advisory fee was above its Cohort median and average and its net expense ratio was at the Cohort median and above the average. The Board considered that the fees charged to similarly managed separate account clients and a UCITs fund were higher or lower than those charged to the Muzinich Dynamic Income Fund and that there were a number of factors accounting for those differences. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
For the Muzinich Flexible U.S. High Yield Income Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.55% for the Fund excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Trustees also noted that the Fund’s net expense ratio was lower than the average of its peer group. The Board noted that the Fund’s advisory fee was at the median and above the average of its Cohort and that the net expense ratio was lower than the median and average of its Cohort. The Board considered that the fees charged to similarly managed separate account clients and a UCITs fund were higher or lower than those charged to the Muzinich Flexible U.S. High Yield Income Fund and that there were a number of factors accounting for those differences. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
For the Muzinich Low Duration Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.45% for the Fund excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Trustees also noted that the Fund’s net expense ratio was lower than its peer group average. The Board noted that the Fund’s advisory fee and net expense were lower than the median and average of its Cohort. The Board considered that the fees charged to similarly managed separate account clients and a UCITs fund were higher or lower than those charged to the Muzinich Low Duration Fund and that there were a number of factors accounting for those differences. The Board concluded that the fees paid to the Advisor were fair and reasonable.
4. Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board noted that the Advisor has contractually

77

Muzinich Funds
Approval of Investment Advisory Agreement (Unaudited)(Continued)
agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.
5. The profits to be realized by the Advisor and its affiliates from their relationship with the Funds. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional material benefits derived by the Advisor from its relationship with the Funds, particularly benefits to be received in exchange for shareholder servicing fees on Institutional Class shares paid to the Advisor. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Funds.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

78

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	3/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	3/5/2026

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	3/5/2026

* Print the name and title of each signing officer under his or her signature.